As filed with the Securities and Exchange Commission on September 26, 2011

1933 Act Registration File No. 333-_______

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[    ] Pre-Effective Amendment No. ___
[    ] Post-Effective Amendment No. ___

(Check appropriate box or boxes.)

FIRST INVESTORS EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)

110 Wall Street
New York, New York 10005
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (212) 858-8000

Mary Carty, Esq.
First Investors Equity Funds
110 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)

Copy to:
Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1601

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on the 30th day after filing pursuant to Rule 488.

Title of Securities Being Offered: Class A and Class B shares of First Investors Growth & Income Fund.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities

FIRST INVESTORS EQUITY FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet
Contents of Registration Statement
Part A – Information Statement and Prospectus
Part B – Statement of Additional Information
Part C – Other Information
Signature Page
Exhibit Index
Exhibits

PROSPECTUS AND INFORMATION STATEMENT
_________  __, 2011
________________________

FIRST INVESTORS EQUITY FUNDS
Blue Chip Fund
Growth & Income Fund
________________________

110 Wall Street
New York, New York 10005
1 (800) 423-4026
________________________

This Prospectus and Information Statement (“Prospectus”) is being furnished to shareholders of First Investors Blue Chip Fund (“Blue Chip Fund”), a series of First Investors Equity Funds (“Trust”), a Delaware statutory trust, in connection with a Plan of Reorganization and Termination (“Plan”). The Prospectus provides information regarding the reorganization of Blue Chip Fund into First Investors Growth & Income Fund (“Growth & Income Fund” and, with Blue Chip Fund, each a “Fund” and together the “Funds”), also a series of the Trust (“Reorganization”). On the closing date of the Reorganization, each shareholder of Blue Chip Fund, in exchange for his or her Blue Chip Fund shares, will receive the same class of shares of Growth & Income Fund equal to the value of the shareholder’s Blue Chip Fund shares on the closing date. The Reorganization is expected to close on or about December 9, 2011 (“Closing Date”). When the Reorganization is complete, Blue Chip Fund will be terminated.

The Board of Trustees of the Trust (the “Board”) has determined to approve the Reorganization because of the reasons discussed in the Prospectus. Shareholders of Blue Chip Fund are not being asked to vote on the Plan or to approve the Reorganization. Shareholders are advised to read and retain the Prospectus for future reference.

The Prospectus sets forth concisely information about Growth & Income Fund that investors should know before the Closing Date. Additional information is contained in the following documents:
  The Statement of Additional Information (“SAI”) dated ____ __, 2011, relating to the Plan and including pro forma financial statements, which has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by this reference (that is, it legally forms a part of the Prospectus) (SEC File No. ___-_____). The SAI accompanies this Prospectus.

  Parts I and II of the Statement of Additional Information of the Trust, which contains information relating to Blue Chip Fund and Growth & Income Fund, dated January 31, 2011, which have been filed with the SEC and are incorporated herein by this reference (SEC File Nos. 033-46924; 811-06618).

  The Annual and Semi-Annual Reports to Shareholders of the Funds for the fiscal year ended September 30, 2010 and period ended March 31, 2011, respectively, which have been filed with the SEC and are incorporated herein by this reference (SEC File Nos. 033-46924; 811-06618).

Copies of any of the above documents are available upon request, without charge, by calling toll free 1 (800) 423-4026) or by writing to Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837. These documents are also available on the First Investor’s web site at www.firstinvestors.com. Shareholders of record of Blue Chip Fund at the close of business on September 22, 2011 (“Record Date”) will receive copies of the Prospectus, which is expected to be mailed beginning on or about October 25, 2011.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THE PROSPECTUS, OR DETERMINED IF THE PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY BLUE CHIP FUND OR GROWTH & INCOME FUND.

Table of Contents

ABOUT THE REORGANIZATION	4
Comparison of Fees and Expenses	4
Example of Fund Expenses	5
Portfolio Turnover	6
Comparison of Investment Objectives, Strategies and Policies	6
Comparison of Principal Risks	8
Comparative Performance Information	10

ADDITIONAL INFORMATION	11
Investment Adviser	11
Purchase and Sale of Fund Shares	12
Payments to Broker-Dealers and Other Financial Intermediaries	12
Federal Income Tax Considerations	13
Plan of Reorganization and Termination	13
Reasons for the Reorganization	14
Description of the Securities to be Issued	16
Federal Income Tax Consequences of the Reorganization	16
Capitalization	17

FINANCIAL HIGHLIGHTS	18

OTHER INFORMATION	18
Legal Matters	18
Additional Information	18

APPENDIX A PLAN OF REORGANIZATION AND TERMINATION	A-1

APPENDIX B FINANCIAL HIGHLIGHTS	B-1

APPENDIX C PURCHASE, EXCHANGE, REDEMPTION PROCEDURES AND OTHER
INFORMATION	C-1

ABOUT THE REORGANIZATION

The following is a summary of certain information relating to the transaction and is qualified in its entirety by reference to the more complete information contained elsewhere in the Prospectus and the attached Appendices.

Due primarily to concerns over Blue Chip Fund’s declining asset size, relative performance and marketability, First Investors Management Company, Inc. (“FIMCO” or the “Adviser”), the investment adviser of Blue Chip Fund, recommended to the Board that Blue Chip Fund be reorganized into Growth & Income Fund.

At its meeting on September 15, 2011 and after careful consideration of a number of factors, the Board, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act”) thereof (“Independent Trustees”), concluded that the Reorganization would be in the best interests of each Fund, and that the interests of each Fund’s existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. Accordingly, the Board approved the Plan pursuant to which Growth & Income Fund would acquire all of the assets of Blue Chip Fund in exchange solely for the assumption of all the liabilities of Blue Chip Fund and the issuance of shares of Growth & Income Fund to be distributed pro rata by Blue Chip Fund to its shareholders in complete liquidation and termination of Blue Chip Fund. Class A shareholders of Blue Chip Fund will receive Class A Shares of Growth & Income Fund, and Class B shareholders of Blue Chip Fund will receive Class B Shares of Growth & Income Fund. Shareholders will not pay any sales charges or similar transaction charges in connection with the Reorganization.

Among other things, the Reorganization would give Blue Chip Fund shareholders the opportunity to participate in a fund with a greater asset base. In addition, shareholders of Blue Chip Fund are expected to experience a reduction in the overall operating expenses paid in connection with their investment in Growth & Income Fund.

As a condition to the Reorganization, the Trust will receive an opinion of counsel substantially to the effect that the Reorganization will be considered a tax-free reorganization under applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Funds and their shareholders would not recognize any gain or loss as a result of the Reorganization. See “Federal Income Tax Consequences of the Reorganization” below for further information.

Blue Chip Fund will bear the costs of the Reorganization (e.g., legal, printing and postage costs), which are estimated at $112,977.

Comparison of Fees and Expenses

The Reorganization is expected to result in lower overall fees and expenses for shareholders of Blue Chip Fund. There is no difference in the sales charges between the Funds. The maximum sales charge for Class A shares of the Funds and the maximum deferred sales charge for Class B shares of the Funds is 5.75% and 4.00%, respectively. Growth & Income Fund’s total annual operating expense ratio for each class is lower than that of the corresponding class of shares of Blue Chip Fund due primarily to Blue Chip Fund’s smaller asset base.

The following tables describe the fees and expenses of each class of shares of Blue Chip Fund and Growth & Income Fund and the estimated pro forma fees and expenses of each class of shares of Growth & Income Fund after giving effect to the proposed Reorganization (the “Pro Forma Combined Fund”).

Expenses for each Fund are based on the operating expenses incurred by each class of shares of Blue Chip Fund and Growth & Income Fund for the six-month period ended March 31, 2011 and are annualized. The pro forma of each class of shares of the Pro Forma Combined Fund assumes that the Reorganization had been in effect for the same period. The actual fees and expenses of the Funds and of the combined Fund as of the Closing Date may differ from those reflected in the tables below. You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds. More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” in Appendix C to this Prospectus on page C-7 and in “Additional Information About Sales Charge Discounts and Waivers” on page II-44 of the Funds’ Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Blue Chip Fund		Growth & Income Fund		Pro Forma
					Combined Fund

	Class A	Class B	Class A	Class B	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	5.75%	None	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	1.00%	4.00%	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Blue Chip Fund		Growth & Income Fund		Pro Forma
					Combined Fund

	Class A	Class B	Class A	Class B	Class A	Class B
Management Fees
	0.74%	0.74%	0.72%	0.72%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.30%	1.00%	0.30%	1.00%	0.30%	1.00%
Other Expenses	0.38%	0.38%	0.32%	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	1.42%	2.12%	1.34%	2.04%	1.32%	2.02%

Example of Fund Expenses

This Example is intended to help you compare the costs of investing between Blue Chip Fund and Growth & Income Fund. The Example assumes that you invested $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Blue Chip Fund				Growth & Income Fund				Pro Forma
									Combined Fund
	1	3	5	10	1	3	5	10	1	3	5	10
	Year	Years	Years	Years	Year	Years	Years	Years	Year	Years	Years	Years

Class A Shares	$711	$998	$1,307	$2,179	$704	$975	$1,267	$2,095	$702	$969	$1,257	$2,074
Class B Shares	$615	$964	$1,339	$2,273	$607	$940	$1,298	$2,189	$605	$934	$1,288	$2,168
You would pay the following expenses if you did not redeem your shares:
Class A Shares	$711	$998	$1,307	$2,179	$704	$975	$1,267	$2,095	$702	$969	$1,257	$2,074
Class B Shares	$215	$664	$1,139	$2,273	$207	$640	$1,098	$2,189	$205	$634	$1,088	$2,168

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect a Fund’s performance. During the most recent fiscal year, Blue Chip Fund’s portfolio turnover rate was 19% of the average value of its whole portfolio and Growth & Income Fund’s portfolio turnover rate was 25% of the average value of its whole portfolio.

Comparison of Investment Objectives, Strategies and Policies

The table included in this section provides a side-by-side comparison of the investment objectives and strategies of Blue Chip and Growth & Income Funds. Each Fund’s investment objective is a non-fundamental policy of the Fund. Non-fundamental policies may be changed by the Board without shareholder approval. Following the Reorganization, the combined Fund will be managed in accordance with the investment objective, policies and strategies of Growth & Income Fund.

As noted in the table, both Funds invest primarily in common stocks. However, their investment objectives are stated in different terms and they have pursued their objectives using different strategies. For example, Growth & Income Fund’s investment objective is to seek long-term growth of capital and current income while Blue Chip Fund’s objective is to seek high total investment return. Blue Chip Fund has a policy of investing, under normal market circumstances, at least 80% of its net assets in common stocks of “blue chip” companies, defined as large, well-established companies that have market capitalizations of greater than $5 billion (“name rule policy”). Growth & Income Fund does not have a name rule policy and may invest in companies of any size; Blue Chip Fund may invest opportunistically in small- and mid-cap companies, consistent with its name rule policy. Growth & Income Fund also seeks to invest in companies that pay dividends, while Blue Chip Fund does not select stocks based on whether the company pays dividends (although stocks in Blue Chip Fund’s portfolio of investments may pay dividends). While both Funds look to select investments that will grow, Growth & Income Fund additionally looks for investments that provide income in the form of dividends.

FIMCO has reviewed Blue Chip Fund’s current portfolio holdings and determined that those holdings generally are compatible with Growth & Income Fund’s investment objective and policies. As a result, FIMCO believes, with respect to the Reorganization, that a substantial number of Blue Chip Fund’s holdings could be transferred to and held by Growth & Income Fund. However, it is expected that some of those holdings may not remain at the time of the Reorganization due to normal portfolio turnover as well as decisions by the portfolio managers not to include certain Blue Chip holdings in the combined Fund’s portfolio. The proceeds of these sales may be held in temporary investments or reinvested in assets that are consistent with Growth & Income Fund’s investment objective and policies. The portion of Blue Chip Fund’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by FIMCO of the compatibility of those holdings with Growth & Income Fund’s portfolio composition and investment objective and policies at the time of the Reorganization. The need for Blue Chip Fund to sell investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred.

	Blue Chip Fund	Growth & Income Fund
Investment Objective	The Fund seeks high total investment return.	The Fund seeks long-term growth of capital and current income.

Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of “Blue Chip” companies. The Fund defines “Blue Chip” companies as large, well-established companies that have market capitalizations of greater than $5 billion. The Fund will provide shareholders with at least 60 days notice before changing this name rule policy.

No comparable name rule policy. The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund generally seeks to invest in common stocks of large-, mid- and small-size companies that have a history of paying dividends. The Fund may invest in non-dividend paying stocks if it cannot identify dividend-paying stocks that it finds attractive.

The Fund uses fundamental research to select stocks of companies that it believes have attractive valuations and growth potential within their respective sectors and industries. Security selection is based on a variety of factors including: the strength of a company’s balance sheet; its record of earnings growth; and its competitive position. The Fund attempts to stay broadly diversified but may emphasize certain industry sectors based on economic and market conditions.

The Fund generally uses a “bottom-up” approach to selecting investments. This means that the Fund generally identifies potential investments through fundamental research and analysis and thereafter focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization. In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.

	The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.	Same.

	Blue Chip Fund	Growth & Income Fund
Temporary defensive position
The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.
Same.

Comparison of Principal Risks

The principal risks of investing in the Funds are discussed below. Investments in each Fund present risks relating to market risk and security selection risk. Growth & Income Fund has additional risks because it may invest in mid- and small-size companies and generally seeks to invest in common stocks of companies that have a history of paying dividends.

You can lose money by investing in a Fund. The likelihood of a loss is greater if you invest for a shorter period of time. Any investment carries with it some level of risk.

	Blue Chip Fund	Growth & Income Fund
Market Risk	X	X
Security Selection Risk	X	X
Mid-Size and Small-Size		X
Company Risk
Dividend Risk		X

Each Fund is subject to the following risks:

Market Risk. Because both Funds invest primarily in common stocks, they are both subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that Growth & Income Fund’s overall portfolio will be less volatile than the general stock market. Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns. Moreover, if Growth & Income Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in non-dividend paying stocks.

With respect to Blue Chip Fund, while blue chip companies are generally well-established companies, their stocks may fluctuate substantially in price.

While Blue Chip Fund generally attempts to stay broadly diversified, it may emphasize certain industry sectors based upon economic and market conditions. Blue Chip Fund’s performance could be adversely affected if these industry sectors perform worse than expected.

Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Growth & Income Fund is subject to the following additional risks:

Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid-and small-size companies tend to experience sharper price fluctuations. The additional volatility associated with mid- to small-size company stocks is attributable to a number of factors, including the fact that the earnings of such companies tend to be less predictable than those of larger, more established companies. At times, it may be difficult for Growth & Income Fund to sell mid- to small-size company stocks at reasonable prices.

Dividend Risk. At times, Growth & Income Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay. Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.

Each Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio.

Blue Chip Fund is intended for investors who:
  are seeking growth of capital;
  are willing to accept a moderate degree of investment risk; and
  have a long-term investment horizon and are able to ride out market cycles.
Growth & Income Fund is intended for investors who:
  are primarily seeking an investment that offers the potential for growth with a modest amount of income;
  are willing to accept a moderate degree of investment risk; and
  have a long-term investment horizon and are able to ride out market cycles.
An investment in either Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Information on each Fund’s holdings can be found in its most recent semi-annual report and information concerning each Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information. The Statement of Additional Information also describes non-principal investment strategies that each Fund may use, including investing in other types of securities that are not described in this Prospectus.

Comparative Performance Information

The following bar charts and tables provide some indication of the risks of investing in the Funds. The bar charts show changes in each Fund’s performance from year to year for Class A shares. The tables show how each Fund’s average annual returns for 1, 5 and 10 years compare to those of a broad measure of market performance. Each Fund’s past performance (before and after taxes) is not necessarily an indication of how that Fund will perform in the future. Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026. Sales charges are not reflected in the bar charts, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

Blue Chip Fund

During the periods shown, the highest quarterly return was 14.34% (for the quarter ended June 30, 2003) and the lowest quarterly return was -19.66% (for the quarter ended December 31, 2008). The Fund’s return for the period from January 1, 2011 through September 30, 2011 was ____%.

Total Annual Returns For Calendar Years Ended December 31

Growth & Income Fund

During the periods shown, the highest quarterly return was 16.90% (for the quarter ended June 30, 2009) and the lowest quarterly return was -22.47% (for the quarter ended December 31, 2008). The Fund’s return for the period from January 1, 2011 through September 30, 2011 was ____%.

Average Annual Total Returns for the period ended December 31, 2010.

Blue Chip Fund – Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	3.20%	-0.19%	-2.03%
Return After Taxes on Distributions	3.05%	-0.32%	-2.10%
Return After Taxes on Distributions
and Sale of Fund Shares	2.26%	-0.20%	-1.72%

Class B Shares
Return Before Taxes	4.72%	-0.10%	-2.28%
Index
S&P 500 Index (reflects no deduction for fees,
expenses or taxes)	15.06%	2.29%	1.41%

Growth & Income Fund – Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	8.34%	0.69%	0.37%
Return After Taxes on Distributions	8.14%	0.44%	0.18%
Return After Taxes on Distributions
and Sale of Fund Shares	5.67%	0.51%	0.24%

Class B Shares
Return Before Taxes	10.12%	0.81%	0.13%
Index
S&P 500 Index (reflects no deduction for fees,
expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

ADDITIONAL INFORMATION

Investment Adviser

FIMCO is the investment adviser to each Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 110 Wall Street, New York, NY 10005. As of August 31, 2011, FIMCO served as investment adviser to 38 mutual funds or series of funds with total net assets of approximately $7.022 billion. FIMCO supervises all aspects of each Fund’s operations.

Edwin D. Miska, Director of Equities, has served as the Portfolio Manager of Growth & Income Fund since 2006 and as Co-Portfolio Manager of Blue Chip Fund since May 2011. Mr. Miska also serves as a Portfolio Manager for certain other First Investors funds and joined FIMCO in 2002 as a Portfolio Manager. Sean Reidy works with Mr. Miska as the Assistant Portfolio Manager of Growth & Income Fund and has served as the Co-Portfolio Manager of Blue Chip Fund since May 2011. He also serves as Co-Portfolio Manager or Assistant Portfolio Manager for certain other First Investors funds. Prior to joining FIMCO in 2010, Mr. Reidy was a proprietary trader at First New York Securities (2008-2010) and served as Co-Portfolio Manager and Research Director at Olstein Capital Management (1996-2007).

For the fiscal year ended September 30, 2010, Blue Chip Fund paid an advisory fee to FIMCO equal to an annual rate of 0.74% of its average daily net assets and Growth & Income Fund paid an advisory fee to FIMCO equal to an annual rate of 0.73% of its average daily net assets.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and each portfolio manager’s ownership of securities in a Fund.

Description of the factors considered by the Board in approving the advisory agreement for each Fund are available in the Annual Report to Shareholders for the fiscal year ended September 30, 2010.

The Funds have received an exemptive order from the SEC, which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Funds’ shareholders but subject to the approval of the Funds’ Board of Trustees. FIMCO has ultimate responsibility, subject to oversight by the Funds’ Board of Trustees, to oversee any subadviser and recommend its hiring, termination and replacement. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Funds to act in such manner without seeking an exemptive order. In the event that a subadviser is added or modified, the prospectus will be supplemented and an information statement will be sent to shareholders of the affected Funds.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Funds on any business day by: contacting your financial intermediary in accordance with its policies; writing to the Funds’ transfer agent at the following address: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837; or calling the Funds’ transfer agent at 1 (800) 423-4026. The minimum initial purchase is $1,000. The minimum initial purchase is reduced for certain types of accounts and also for accounts opened under a systematic investment plan. Subsequent investments can be made in any U.S. dollar amount.

The Funds’ purchase, exchange, and redemption procedures are the same. See Appendix C for a description of these procedures and other information.

Payments to Broker-Dealers and Other Financial Intermediaries

The Funds are primarily sold to retail investors through their principal underwriter, First Investors Corporation (“FIC”). FIC is an affiliate of the Funds’ adviser (FIMCO) and both are subsidiaries of the same holding company. FIC pays its representatives a higher level of compensation for selling First Investors Funds than for selling other funds. This may create a conflict of interest by influencing the representatives to recommend First Investors Funds over other funds. For more information on FIC’s policies ask your representative, see the Funds’ Statement of Additional Information or visit First Investors website at: www.firstinvestors.com.

Federal Income Tax Considerations

Any dividends or capital gain distributions paid by a Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account. Dividends from net investment income and distributions of net short-term capital gains (if any) are generally taxable to you as ordinary income. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal income tax rates on “qualified dividend income” distributed by a Fund. Distributions of net long-term capital gains (if any) are generally taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Plan of Reorganization and Termination

The terms and conditions under which the Reorganization will be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A to this Prospectus.

The Plan provides for the Reorganization to occur on or about December 9, 2011. The Plan provides that all of the assets of Blue Chip Fund will be transferred to Growth & Income Fund immediately after the close of business, unless the Trust determines otherwise, on the Closing Date (the “Effective Time”). In exchange for the transfer of these assets, Growth & Income Fund will (a) simultaneously issue to Blue Chip Fund at the Effective Time a number of full and fractional Growth & Income Fund Class A and Class B shares equal in value to the aggregate net asset value of Blue Chip Fund attributable to that Fund’s Class A and Class B shares, respectively, calculated immediately after the close of regular trading on the New York Stock Exchange, and the declaration of any dividends and/or other distributions, on the date of the Closing and (b) assume all of the liabilities of Blue Chip Fund, including any contingent liabilities with respect to pending or threatened litigation or actions (such as that described In Exhibit 1 of the Plan).

Following that exchange, Blue Chip Fund will distribute all of the shares of Growth & Income Fund pro rata to its shareholders of record in complete liquidation and termination of Blue Chip Fund. Each shareholder of Blue Chip Fund owning shares at the Effective Time will receive a number of shares of the identically designated class of Growth & Income Fund with the same aggregate value as the shareholder had in Blue Chip Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of Blue Chip Fund’s shareholders on the share records of Growth & Income Fund’s transfer agent. Each account will be credited with the respective pro rata number of full and fractional shares of Growth & Income Fund due to the shareholder of Blue Chip Fund, by class. Blue Chip Fund will then be terminated.

The Board may terminate the Plan and abandon the Reorganization at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Fund. The completion of the Reorganization also is subject to various conditions, including completion of all filings with, and receipt of all necessary approvals from, the SEC, delivery of a legal opinion regarding the federal income tax consequences of the Reorganization and other customary corporate and securities matters. Subject to the satisfaction of those conditions, the Reorganization will take place immediately after the close of business on the Closing Date.

No sales charges or other fees will be imposed in connection with the receipt of Growth & Income Fund shares by shareholders of Blue Chip Fund. To the extent described in the Plan, expenses solely and directly related to the Reorganization (as determined in accordance with guidelines set by the Internal Revenue Service) will be paid by Blue Chip Fund.

Reasons for the Reorganization

The Board met on August 18 and September 15, 2011 to consider information in connection with the Reorganization. In determining whether to approve the Plan, the Board, including those members who are not “interested persons” (within the meaning of the 1940 Act) (the “Independent Trustees”), with the advice and assistance of independent legal counsel, inquired into and considered a number of matters, including: (1) the terms and conditions of the Reorganization; (2) the compatibility of the investment programs and portfolio holdings of Blue Chip Fund and Growth & Income Fund; (3) the expense ratios of each Fund on a comparative basis and projected pro forma estimated expense ratios, as well as the sales load of each Fund’s Class A and Class B shares; (4) the relative historical performance record of the Funds; (5) the historical asset levels of Blue Chip Fund; (6) sales and redemption activity of each Fund for the past two fiscal years; (7) the continuity of advisory and portfolio management, distribution and shareholder services provided by the Reorganization; (8) any impact on FIMCO as a result of the Reorganization; and (9) the non-recognition of any gain or loss for federal income tax purposes to Blue Chip Fund, Growth & Income Fund or their respective shareholders as a result of the Reorganization. The Board also considered the responses of management to various questions asked at the August 18th and September 15th meetings regarding the Plan and the Reorganization. The Board did not assign specific weights to any of these factors, but it did consider all of them in determining, in its business judgment, to approve the Plan. At the meetings, representatives of FIMCO discussed the rationale for the Reorganization. FIMCO’s representatives explained that Blue Chip Fund has a declining asset base and that its short-, medium- and long-term performance has trailed its peers, making it difficult to attract new assets to the Fund. FIMCO’s representatives explained that reorganizing the Funds would benefit the Blue Chip Fund shareholders by moving them into a fund that has a larger and more stable asset base, that has a better long-term performance history and that is more marketable with the potential for long-term growth. As a result, FIMCO’s representatives recommended reorganizing Blue Chip Fund into Growth & Income Fund.

FIMCO’s representatives stated that the Reorganization is expected to result in lower overall fees and expenses for shareholders of Blue Chip Fund and Growth & Income Fund, even though Growth & Income Fund has the same contractual advisory fee rate as Blue Chip Fund. FIMCO’s representatives also stated that reorganizing the Funds is expected to result in economies of scale for Blue Chip Fund and Growth & Income Fund as fixed expenses would be dispersed over a larger asset and shareholder base, thereby allowing the shareholders of both Funds to realize a reduction in total operating expenses when the Reorganization is effected.

The Board also considered the historical performance of each Fund for short- and long-term time periods. In this regard, the Board noted that Growth & Income Fund’s performance in comparison to its Lipper peer group was better than Blue Chip Fund’s performance in comparison to its Lipper peer group for the one-year, five-year and ten-year periods ending December 31, 2010 and August 31, 2011.

FIMCO’s representatives also noted that the interests of the shareholders of each Fund would not be diluted by the Reorganization because the Reorganization would be effected on the basis of each Fund’s net asset value.

FIMCO’s representatives noted that each of Blue Chip Fund and Growth & Income Fund had capital loss carryovers (“CLCs”) and that the bulk of Blue Chip Fund’s unrealized capital gains would be realized prior to the Reorganization and thus reduce most of its CLCs. In addition, FIMCO’s representatives noted that, because of certain provisions of the Code that limit the utilization of CLCs by the acquiring company in a reorganization, it is expected that some of those CLCs may expire before Growth & Income Fund can use them.

FIMCO’s representatives noted that the portfolio holdings of Blue Chip Fund generally are compatible with Growth & Income Fund’s investment objective and policies. In that regard, FIMCO noted that a significant portion of the securities held by each Fund are the same.

FIMCO’s representatives further noted that Blue Chip Fund will bear the costs of the Reorganization (e.g., legal, printing and postage costs) and all of the brokerage and similar expenses associated with any restructuring of the Fund’s portfolio that occurs prior to the Reorganization.

The Board also considered the potential liabilities (as described in the Plan attached as Appendix A) that would be assumed by Growth & Income Fund as part of the Reorganization and considered management’s representations regarding the uncertainty relating to any potential liabilities and, if they existed, their magnitude. Further, the Board considered that the annual and semi-annual reports of Growth & Income Fund would include disclosure regarding such potential liabilities going forward, thereby notifying Growth & Income Fund shareholders of such liabilities once the Reorganization was completed. FIMCO then recommended that the Board approve the Reorganization.

In reaching the decision to approve the Reorganization, the Board, including the Independent Trustees, concluded that the participation of Blue Chip Fund and Growth & Income Fund in the Reorganization would be in each Fund’s best interests and that the interests of each Fund’s shareholders would not be diluted as a result of the Reorganization. The Board’s conclusion was based on a number of factors, including the following:
  The Reorganization will permit shareholders in Blue Chip Fund to benefit by becoming shareholders of Growth & Income Fund because Growth & Income Fund has larger and more stable asset levels.

  Growth & Income Fund has lower total annual expense ratios than Blue Chip Fund and is expected to have an even lower total annual expense ratio once the Reorganization is completed.

  Shareholders will not incur any sales loads or similar transaction charges as a result of the Reorganization. Further, for purposes of calculating any holding period used to determine a contingent deferred sales charge, a shareholder’s original purchase will apply.

  Each Fund is managed by FIMCO and has the same portfolio managers and service providers.

  Reorganizing the Funds is expected to result in economies of scale for Blue Chip Fund and Growth & Income Fund as fixed expenses would be dispersed over a larger asset and shareholder base.

  It is anticipated that the Reorganization would cause the combined Fund to achieve its next breakpoint in its advisory fee, causing assets above that breakpoint to be assessed at the lower advisory fee rate of 0.66%.

  The Reorganization is being structured as a tax-free reorganization under the Code and, therefore, will be tax neutral to shareholders.
As a result of the Reorganization, each shareholder of Blue Chip Fund would hold, immediately after the Effective Time, Class A and Class B shares, as applicable, of Growth & Income Fund having an aggregate value equal to the aggregate value of Blue Chip Fund’s Class A and Class B shares, as applicable, the shareholder held as of the Closing Date.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, voted unanimously to approve the Reorganization at its September 15, 2011 meeting.

Description of the Securities to be Issued

The shareholders of Blue Chip Fund will receive Class A or Class B shares of Growth & Income Fund in accordance with the procedures provided for in the Plan. Such shares will be fully paid and non-assessable by Growth & Income Fund when issued and will have no preemptive or conversion rights.

The Trustees of the Trust are authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of each Class of a Fund represent an equal beneficial interest in the assets of that Fund, have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that expenses allocated to a Class may be borne solely by that Class as determined by the Board, and a Class may have exclusive voting rights with respect to matters affecting only that Class.

The Trust is not required to hold annual shareholder meetings unless required by law. If requested in writing to do so by the holders of at least 10% of a Fund’s or Class’ outstanding shares entitled to vote, as specified in the By-Laws, or when ordered by the Trustees or the President, the Secretary will call a special meeting of shareholders for the purpose of taking action upon any matter requiring the vote of the shareholders or upon any other matter as to which a vote is deemed by the Trustees or the President to be necessary or desirable.

Federal Income Tax Consequences of the Reorganization

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Code.

As a condition to consummation of the Reorganization, the Trust, on behalf of each Fund, will receive an opinion of K&L Gates LLP, its counsel (“Opinion”), substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of the Trust being true and complete at the Effective Time and conditioned on the Reorganization’s being completed in accordance with the Plan (without the waiver or modification of any terms or conditions to the Plan and without taking into account any amendment to the Plan that K&L Gates LLP has not approved), for federal income tax purposes:

(1)	The Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1)(C) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code).

(2)	The Funds will recognize no gain or loss on the Reorganization.

(3)	The shareholders will not recognize any gain or loss on the exchange of Blue Chip Fund shares for Growth & Income Fund shares.

(4)	The holding period for and aggregate tax basis in the Growth & Income Fund shares a shareholder receives pursuant to the Reorganization will include the holding period for, and will be the same as the aggregate tax basis in, respectively, the Blue Chip Fund shares the shareholder holds immediately prior to the Reorganization (provided the shareholder holds the shares as capital assets at the Effective Time).

(5)	Growth & Income Fund’s holding period for each asset Blue Chip Fund transfers to it will include Blue Chip Fund’s holding period therefor (except where Growth & Income Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period), and Growth & Income Fund’s tax basis in each such asset will be the same as Blue Chip Fund’s tax basis therein immediately prior to the Reorganization.

Notwithstanding clauses (2) and (5), the Opinion may state that no opinion is expressed as to the effect of the Reorganization on a Fund or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

At or immediately before the Effective Time, Blue Chip Fund will distribute substantially all of its undistributed net investment income, net capital gain, net short-term capital gain and net gains from foreign currency transactions, if any, in order to continue to maintain its tax status as a regulated investment company.

Blue Chip Fund accumulated capital loss carryovers (“CLC”s) for federal income tax purposes through the end of its most recently completed taxable year. The amount of those CLCs (plus any net capital losses for those purposes Blue Chip Fund sustains during its taxable year ending on the Closing Date) that Growth & Income Fund may utilize after the Reorganization may be limited under the Code, for any particular taxable year, generally to the product of Blue Chip Fund’s value immediately before the Reorganization multiplied by the “long-term tax-exempt rate” for the month in which the Reorganization occurs (which was 3.86% for October 2011), plus all or part of any net unrealized built-in gain of Blue Chip Fund as of the Closing Date that Growth & Income Fund recognizes. As a result of that limitation, it is expected that some of those CLCs may expire before Growth & Income Fund can use them.

The foregoing description of the federal income tax consequences of the Reorganization does not take into account the particular circumstances of any shareholder. Shareholders of Blue Chip Fund are therefore urged to consult their tax advisers as to the specific consequences to them of the Reorganization in light of their individual circumstances, including the applicability and effect of state, local, foreign and other tax consequences, if any, of the Reorganization.

Capitalization

The following table sets forth the capitalization of each Fund as of March 31, 2011 and of the Combined Pro Forma Fund on a pro forma combined basis as of that date, after giving effect to the proposed Reorganization.

			Pro Forma
		Growth &	Adjustments to	Combined Pro Forma
	Blue Chip Fund	Income Fund	Capitalization*	Fund
Net Assets (all
classes)	$421,468,637	$773,823,387	($112,977)	$1,195,179,047
Total shares
outstanding	19,085,066	50,895,499	8,624,068	78,604,633
Class A net assets	$407,531,302	$746,448,767	($109,241)	$1,153,870,828
Class A shares
outstanding	18,407,811	48,985,137	8,328,954	75,721,902
Class A net asset
value per share	$22.14	$15.24		$15.24
Class B net assets	$13,937,335	$27,374,620	($3,736)	$41,308,219
Class B shares
outstanding	677,255	1,910,362	295,113	2,882,730
Class B net asset
value per share	$20.58	$14.33		$14.33
* The adjustments reflect the costs of the Reorganization to be incurred by Blue Chip Fund.

FINANCIAL HIGHLIGHTS

For tables of the financial highlights of Growth & Income Fund and Blue Chip Fund, see “Financial Highlights” in Appendix B. The financial highlights shown in the table represent the financial history of the predecessor funds of the same name, which were acquired by the Funds on January 27, 2006. Each Fund has adopted the financial history of its predecessor fund. The financial highlights table is intended to help you understand the financial performance of each Fund for the years indicated. The table sets forth the per share data for each fiscal year and periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report to Shareholders for the year ended September 30, 2010 and Semiannual Report to Shareholders for the period ended March 31, 2011, which also are incorporated by reference into the SAI relating to this Prospectus, which is available upon request.

OTHER INFORMATION

The index that is used by each Fund in the Average Annual Total Returns table as a benchmark for the Fund’s performance, which is located in the “Comparative Performance Information” section of this Prospectus, is the S&P 500 Index. The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries.

Legal Matters

An opinion concerning certain legal matters pertaining to the Reorganization will be provided by legal counsel to the Funds, K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006.

Additional Information

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. Accordingly, it must file certain reports and other information with the SEC. You can copy and review information about the Trust at the SEC’s Public Reference Room in Washington, DC, and at certain of the following SEC Regional Offices: New York Regional Office; Miami Regional Office; Chicago Regional Office; Denver Regional Office; Los Angeles Regional Office; Boston Regional Office; Philadelphia Regional Office; Atlanta Regional Office; Fort Worth Regional Office; Salt Lake Regional Office; and San Francisco Regional Office. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may obtain copies of this information from the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549, at prescribed rates.

APPENDIX A

PLAN OF REORGANIZATION AND TERMINATION

     THIS PLAN OF REORGANIZATION AND TERMINATION (“Plan”) is adopted by FIRST INVESTORS EQUITY FUNDS, a Delaware statutory trust (“Trust”), on behalf of First Investors Blue Chip Fund (“Target”) and First Investors Growth & Income Fund (“Acquiring Fund”), each a segregated portfolio of assets (“series”) thereof (each sometimes referred to herein as a “Fund”). All agreements, covenants, actions, and obligations of each Fund contained herein shall be deemed to be agreements, covenants, actions, and obligations of, and all rights and benefits created hereunder in favor of each Fund shall inure to and be enforceable by, the Trust acting on its behalf.

     The Trust is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware and is duly registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company; and each Fund is a duly established and designated series thereof. The Trust is classified for federal tax purposes as an association taxable as a corporation, and it has never elected otherwise. The Trust sells voting shares of beneficial interest in the Funds (“shares”) to the public.

     The Trust wishes to effect a reorganization described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Plan to be, and adopts it as, a “plan of reorganization” (within the meaning of the regulations under section 368(a) (“Regulations”)). The reorganization will consist of (1) the transfer of Target’s assets to Acquiring Fund in exchange solely for shares in Acquiring Fund and Acquiring Fund’s assumption of Target’s liabilities, (2) the distribution of those shares pro rata to Target’s shareholders in exchange for their shares in Target and in liquidation thereof, and (3) Target’s termination, all on the terms and conditions set forth herein (collectively, “Reorganization”).

     The Trust’s Trust Instrument (“Instrument”) permits it to vary its shareholders’ investment. The Trust does not have a fixed pool of assets -- each series thereof (including each Fund) is a managed portfolio of securities, and First Investors Management Company, Inc., each Fund’s investment adviser (“Adviser”), has the authority to buy and sell securities for it.

     The Trust’s Board of Trustees (“Board”), including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) thereof, (1) has duly adopted this Plan, duly approved the transactions contemplated hereby, and duly authorized the Trust’s performance hereof on each Fund’s behalf and consummation of the Reorganization and (2) has determined that participation in the Reorganization is in the best interests of each Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

     Target has two issued and outstanding classes of shares, designated Class A shares and Class B shares (“Class A Target Shares” and “Class B Target Shares,” respectively, and collectively, “Target Shares”). Acquiring Fund also has two issued and outstanding classes of shares, also designated Class A shares and Class B shares (“Class A Acquiring Fund Shares” and “Class B Acquiring Fund Shares,” respectively, and collectively, “Acquiring Fund Shares”). The rights, powers, privileges, and obligations of the identically designated classes of the Funds’ shares are substantially similar.

1. PLAN OF REORGANIZATION AND TERMINATION

     1.1 Subject to the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Fund. In exchange therefor, Acquiring Fund shall --

     (a) issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) (1) Class A Acquiring Fund Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) (“Target Value”) attributable to the Class A Target Shares by the net asset value (computed as set forth in paragraph 2.2) (“NAV”) of a Class A Acquiring Fund Share and (2) Class B Acquiring Fund Shares determined by dividing the Target Value attributable to the Class B Target Shares by the NAV of a Class B Acquiring Fund Share, and

     (b) assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).

     Those transactions shall take place at the Closing (as defined in paragraph 3.1).

     1.2 The Assets shall consist of all assets and property -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses (other than unamortized organizational expenses) shown as assets on Target’s books -- Target owns at the Valuation Time (as defined in paragraph 2.1).

     1.3 The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Plan. Notwithstanding the foregoing, Target will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time (as defined in paragraph 3.1).

     1.4 If the dividends and/or other distributions Target has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, for that year through that time, then at or as soon as practicable before that time, Target shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of that income and gain -- and in no event less than the sum of 98% of its “ordinary income” plus 98.2% of its “capital gain net income,” as those terms are defined in section 4982(e)(1) and (2), respectively -- for all tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Target will have no tax liability under sections 852 or 4982 for the current and any prior tax periods.

     1.5 At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Shares then held of record and in constructive exchange therefor, and will completely liquidate. That distribution shall be accomplished by the Trust’s transfer agent’s opening accounts on Acquiring Fund’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and crediting each Shareholder’s newly opened or existing account with the respective pro rata number of full and fractional Acquiring Fund Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Class A Target Shares shall be credited with the respective pro rata number of full and fractional Class A Acquiring Fund Shares due that Shareholder, and the account for each Shareholder that holds Class B Target Shares shall be credited with the respective pro rata number of full and fractional Class B Acquiring Fund Shares due that Shareholder). The aggregate NAV of Acquiring Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares that Shareholder owned at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

     1.6 As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of the Trust and any further actions shall be taken in connection therewith as required by applicable law.

     1.7 Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

2. VALUATION

     2.1 For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), and Target’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in the Trust’s then-current prospectus and statement of additional information (“Pro/SAI”) and valuation procedures established by the Board, less (b) the amount of the Liabilities at the Valuation Time.

     2.2 For purposes of paragraph 1.1(a), the NAV per Acquiring Fund Share shall be computed at the Valuation Time, using the valuation procedures referred to in paragraph 2.1.

     2.3 All computations pursuant to paragraphs 2.1 and 2.2 shall be made by the Adviser, in its capacity as the Trust’s administrator, and shall be subject to confirmation by Tait, Weller & Baker LLP, the Trust’s independent registered public accounting firm (“Tait”).

3. CLOSING AND EFFECTIVE TIME

     3.1 Unless the Trust determines otherwise, the Reorganization, together with related acts necessary to consummate it (“Closing”), shall occur at the Trust’s offices on or about December 9, 2011, or as soon thereafter as practicable, and all acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on the date thereof (“Effective Time”). If at or immediately before the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of either Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board’s judgment, accurate appraisal of the value of either Fund’s net assets and/or the NAV per share of either class of Acquiring Fund Shares is impracticable, the date of the Closing (and, therefore, the Valuation Time and the Effective Time) shall be postponed until the first business day after the day when that trading has been fully resumed and that reporting has been restored.

     3.2 The Trust shall direct the custodian of the Funds’ assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating and verifying that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund’s books immediately after the Closing, does or will conform to that information on Target’s books immediately before the Closing.

     3.3 The Trust shall direct its transfer agent to deliver at the Closing (a) a Certificate (1) verifying that Target’s shareholder records contain each Shareholder’s name and address and the number of full and fractional outstanding Target Shares the Shareholder owns at the Effective Time and (2) as to the opening of accounts in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) on Acquiring Fund’s shareholder records and (b) a confirmation, or other evidence satisfactory to the Trust, that the Acquiring Fund Shares to be credited to Target at the Effective Time have been credited to Target’s account on those records.

4. CONDITIONS PRECEDENT

     4.1 The Trust’s obligation to implement this Plan on Acquiring Fund’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

     (a) At the Effective Time, the Trust, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on Acquiring Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

     (b) The Trust’s current Pro/SAI, insofar as they relate to Target, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     (c) Target is not in material violation of, and the Trust’s adoption and performance of this Plan and consummation of the Reorganization will not conflict with or materially violate, Delaware law or any provision of the Instrument or the Trust’s By-Laws (collectively, “Governing Documents”) or of any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound, nor will that adoption, performance, or consummation result in the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, decree, order, or award to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound;

     (d) All material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or provision for discharge of any liabilities of Target thereunder will be made, at or before the Effective Time, without either Fund’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Trust, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

     (e) Other than as set forth in Exhibit 1 attached hereto, no litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and the Trust, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any judgment, decree, order, or award of any court, governmental body, or arbitrator that materially and adversely affects Target’s business or its ability to consummate the transactions contemplated hereby;

     (f) Target’s Statement of Assets and Liabilities, Portfolio of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the six-month period ended March 31, 2011 (in the case of the last Statement, for that period and the fiscal year ended September 30, 2010),1 have been audited by Tait and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and those Statements present fairly, in all material respects, Target’s financial condition at March 31, 2011, in accordance with GAAP and the results of its operations and changes in its net assets for the periods then ended, and there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at such date that are not disclosed therein;

     (g) Since March 31, 2011, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Share due to declines in market values of securities Target holds, the discharge of Target’s liabilities, or the redemption of Target Shares by its shareholders shall not constitute a material adverse change;

     (h) All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3(a)(1)); and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

     (i) All federal, state, and local tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns have been paid or provision has been made for the payment thereof except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target is in compliance in all material respects with applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

____________________

1 If this Plan is adopted after the Statements for the current fiscal year are available, (1) substitute “at and for the two fiscal years ended September 30, 2011)” and (2) in the next clause and at the beginning of the next paragraph, replace “March 31, 2011,” with “September 30, 2011.”

     (j) Target is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2)); for each taxable year of its operation (including the taxable year that will end at the Effective Time), Target has met (or for that year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a regulated investment company (“RIC”) and has been (or for that year will be) eligible to and has computed (or for that year will compute) its federal income tax under section 852; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

     (k) Target is in the same line of business that Acquiring Fund is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; from the time the Board approved the transactions contemplated hereby (“Approval Time”) through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1(j); from the time it commenced operations through the Effective Time, Target has conducted and will conduct its “historic business” (within the meaning of that section) in a substantially unchanged manner; from the Approval Time through the Effective Time, Target (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (i) for the purpose of satisfying Acquiring Fund’s investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC and (2) has not otherwise changed, and will not otherwise change, its historic investment policies; and the Trust believes, based on its review of each Fund’s investment portfolio, that most of Target’s assets are consistent with Acquiring Fund’s investment objective and policies and that, as a result, all or substantially all of Target’s assets can be transferred to and held by Acquiring Fund;

     (l) At the Effective Time, (1) at least 33⅓% of Target’s portfolio assets will meet Acquiring Fund’s investment objective, strategies, policies, risks, and restrictions (collectively, “Investment Criteria”), (2) Target will not have altered its portfolio in connection with the Reorganization to meet that 33⅓% threshold, and (3) Target will not have modified any of its Investment Criteria as part of the plan of reorganization;

     (m) Target incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

     (n) Target is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

     (o) During the five-year period ending at the Effective Time, neither Target nor any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations (“Related”), without regard to section 1.368-1(e)(4)(i)(A) thereof) to it will have (1) acquired Target Shares with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target’s business as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act, or (2) made distributions with respect to Target Shares except for (i) normal, regular dividend distributions made pursuant to Target’s historic dividend-paying practice and (ii) other dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax;

     (p) Target will distribute all the Acquiring Fund Shares it receives in the Reorganization to the Shareholders in complete liquidation in proportion to the number of Target Shares each Shareholder owns; and

     (q) Not more than 25% of the value of Target’s total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers.

     4.2 The Trust’s obligation to implement this Plan on Target’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

     (a) No consideration other than Acquiring Fund Shares (and Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

     (b) The Trust’s current Pro/SAI, insofar as they relate to Acquiring Fund, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     (c) Acquiring Fund is not in material violation of, and the Trust’s adoption and performance of this Plan and consummation of the Reorganization will not conflict with or materially violate, Delaware law or any provision of the Governing Documents or of any Undertaking to which the Trust, with respect to Acquiring Fund or on its behalf, is a party or by which it is bound, nor will that adoption, performance, or consummation result in the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, decree, order, or award to which the Trust, with respect to Acquiring Fund or on its behalf, is a party or by which it is bound;

     (d) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Acquiring Fund or any of its properties or assets attributable or allocable to Acquiring Fund, that, if adversely determined, would materially and adversely affect Acquiring Fund’s financial condition or the conduct of its business; and the Trust, on Acquiring Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any judgment, decree, order, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Fund’s business or its ability to consummate the transactions contemplated hereby;

    (e) Acquiring Fund’s Statements at and for the six-month period ended March 31, 2011 (in the case of the Statement of Changes in Net Assets, for that period and the fiscal year ended September 30, 2010),2 have been audited by Tait and are in accordance with GAAP; and those Statements present fairly, in all material respects, Acquiring Fund’s financial condition at March 31, 2011, in accordance with GAAP and the results of its operations and changes in its net assets for the periods then ended, and there are no known contingent liabilities of Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at such date that are not disclosed therein;

    (f) Since March 31, 2011, there has not been any material adverse change in Acquiring Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Acquiring Fund Share due to declines in market values of securities Acquiring Fund holds, the discharge of Acquiring Fund’s liabilities, or the redemption of Acquiring Fund Shares by its shareholders shall not constitute a material adverse change;

    (g) All issued and outstanding Acquiring Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor are there outstanding any securities convertible into any Acquiring Fund Shares;

    (h) All Returns of Acquiring Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns have been paid or provision has been made for the payment thereof except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Fund is in compliance in all material respects with applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

    (i) Acquiring Fund is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2)); for each taxable year of its operation (including the taxable year that includes the Effective Time), Acquiring Fund has met (or for that year will meet) the requirements of Subchapter M for qualification as a RIC and has been (or for that year will be) eligible to and has computed (or for that year will compute) its federal income tax under section 852; Acquiring Fund intends to continue after the Reorganization to meet all those requirements and to be eligible to and to so compute its federal income tax; and Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;
____________________

2 See footnote 1.

    (j) Acquiring Fund is in the same line of business that Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; following the Reorganization, Acquiring Fund will continue, and has no plan or intention to change, that line of business; and at the Effective Time, (1) at least 33⅓% of Target’s portfolio assets will meet Acquiring Fund’s Investment Criteria and (2) Acquiring Fund will have no plan or intention to change any of its Investment Criteria after the Reorganization;

    (k) Following the Reorganization, Acquiring Fund (1) will continue Target’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of Target’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status;

    (l) Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor will Acquiring Fund or any person Related to it have any plan or intention at the Effective Time to acquire or redeem -- either directly or through any transaction, agreement, or arrangement with any other person -- any Acquiring Fund Shares issued in the Reorganization other than redemptions that Acquiring Fund will make as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act;

    (m) Before or pursuant to the Reorganization, neither Acquiring Fund nor any person Related to it will have acquired Target Shares, directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares;

    (n) There is no plan or intention for Acquiring Fund to be dissolved or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

    (o) Acquiring Fund does not own, nor has it owned during the five years preceding the Effective Time, directly or indirectly, any Target Shares;

    (p) Assuming satisfaction of the condition in paragraph 4.1(q), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Fund’s total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

    (q) The Acquiring Fund Shares to be issued and delivered to Target hereunder will have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, fully paid and non-assessable by the Trust; and

    (r) If the Reorganization is consummated, Acquiring Fund will treat each Shareholder that receives Acquiring Fund Shares in connection with the Reorganization as having made a minimum initial purchase of those shares for the purpose of making additional investments therein, regardless of the value of the shares so received.

     4.3 The Trust’s obligation to implement this Plan on each Fund’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

    (a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, or the 1940 Act or state securities laws for the Trust’s adoption and performance, on either Fund’s behalf, of this Plan, except for (1) the Trust’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and information statement (“Registration Statement”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required subsequent to the Effective Time;

    (b) The fair market value of the Acquiring Fund Shares each Shareholder receives will be equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

    (c) The Trust’s management (1) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person Related to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person Related to Acquiring Fund, (2) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result, or at the time, of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

    (d) To the best of the Trust’s management’s knowledge, at what likely would have been the record date for Target’s shareholders entitled to vote on approval of this Plan had such a vote been required, there was no plan or intention by its shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Fund Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Fund Shares) to a number of shares that was less than 50% of the number of the Target Shares at that date;

    (e) Target’s shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice concerning the Reorganization), if any, incurred in connection with the Reorganization;

    (f) The fair market value and “adjusted basis” (within the meaning of section 1011) of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

    (g) At the Effective Time, there will be no intercompany indebtedness existing between the Funds that was issued, acquired, or settled at a discount;

    (h) Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization; for the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions pursuant to section 22(e) of the 1940 Act and (2) dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax) will be included as assets it held immediately before the Reorganization;

    (i) Immediately after the Reorganization, the Shareholders will not be in “control” (within the meaning of section 368(a)(2)(H)(i), i.e., as defined in section 304(c)(1)) of Acquiring Fund;

    (j) None of the compensation received by or to be paid to any Shareholder who or that is a trustee of the Trust or an employee of or service provider to Target will be separate consideration for, or allocable to, any of that Shareholder’s Target Shares; none of the Acquiring Fund Shares any such Shareholder receives in the Reorganization will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

    (k) No expenses incurred by Target or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Fund, the Adviser, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund Shares will be transferred to Target or any of its shareholders with the intention that that cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

    (l) The Trust’s principal reasons for participating in the Reorganization are bona fide business purposes not related to taxes;

    (m) All necessary filings have been made with the Commission and state securities authorities, and no order or directive has been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement has become effective under the 1933 Act, no stop orders suspending the effectiveness thereof have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose has been instituted or pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, approvals, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

    (n) At the Effective Time, no action, suit, or other proceeding will be pending before any court, governmental agency, or arbitrator in which it is sought to enjoin the enforcement of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

    (o) There will be no dissenters to the Reorganization under the applicable provisions of Delaware law, and Acquiring Fund will not pay cash in lieu of fractional Acquiring Fund Shares in connection with the Reorganization; and

    (p) The Trust has received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Trust made to Counsel that shall survive the Closing, and may rely as to factual matters, exclusively and without independent verification, on those representations and warranties and, if Counsel requests, on representations and warranties made in a separate letter addressed to Counsel (collectively, “Representations”). The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance with this Plan (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved), for federal income tax purposes:

    (1) Acquiring Fund’s acquisition of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities, followed by Target’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares and in complete liquidation of Target, will qualify as a “reorganization” (as defined in section 368(a)(1)(C)), and each Fund will be “a party to a reorganization” (within the meaning of section 368(b));

    (2) Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

    (3) Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

    (4) Acquiring Fund’s basis in each Asset will be the same as Target’s basis therein immediately before the Reorganization, and Acquiring Fund’s holding period for each Asset will include Target’s holding period therefor (except where Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

    (5) A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

    (6) A Shareholder’s aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds them as capital assets at the Effective Time.

Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

5. EXPENSES

    All fees payable to governmental authorities for the registration or qualification of the Acquiring Fund Shares distributable hereunder and all transfer agency costs related to the registration of the Acquiring Fund Shares on the books of Acquiring Fund shall be paid by Acquiring Fund. Target shall bear all other Reorganization Expenses, including (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing the Registration Statement, and printing and distributing Target’s information statement and Acquiring Fund’s prospectus included therein, (2) legal, accounting, and securities registration fees and disbursements in connection with the Reorganization, and (3) brokerage and similar expenses associated with any restructuring of Target in connection with the Reorganization. Notwithstanding the foregoing, an expense shall be paid by the Fund directly incurring it if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

6. TERMINATION

    The Board may terminate this Plan and abandon the transactions contemplated hereby at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Fund.

7. AMENDMENTS

    The Board may amend, modify, or supplement this Plan at any time in any manner; provided that, after the distribution to Target’s shareholders of the prospectus and information statement contained in the Registration Statement, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

8. MISCELLANEOUS

    8.1 This Plan shall be governed by, and construed and interpreted in accordance with, the internal laws of the State of Delaware, without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

    8.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust (on the Funds’ behalf) and its successors and assigns any rights or remedies under or by reason of this Plan.

    8.3 Notice is hereby given that this instrument is adopted on behalf of the Trust’s trustees solely in their capacities as trustees, and not individually, and that the Trust’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Funds but are only binding on and enforceable against the respective Funds’ property. The Trust, in asserting any rights or claims under this Plan on either Fund’s behalf, shall look only to the other Fund’s property in settlement of those rights or claims and not to the property of any other series or to those trustees, officers, or shareholders.

    8.4 Any term or provision of this Plan that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any term or provision hereof in any other jurisdiction.

Dated as of: _________ __, 2011

EXHIBIT 1

Target has received notice that it may be a putative member of the proposed defendant class of shareholders in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of the Tribune Company (the "Committee"). The Committee is seeking to recover some or all payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company, including those made in connection with a 2007 tender offer into which Target tendered its shares of common stock of the Tribune Company. The amount sought from Target, excluding interest and court costs, is $790,772, representing 0.19% of its net assets as of March 31, 2011. In addition, Target has been named in one or more actions brought in New York State court and removed to the Federal District Court for the Southern District of New York. These actions similarly seek recovery of payments made in connection with the leveraged buyout. The extent of Target’s potential liability in any such action has not been determined. Target has been advised by counsel that Target could be held liable to return all or part of the proceeds received in any of these actions, even though Target had no knowledge of, or participation in, any misconduct. Target cannot predict the outcome of these proceedings, and thus has not accrued any of the amounts sought in these actions in its financial statements.

APPENDIX B
FINANCIAL HIGHLIGHTS

GROWTH & INCOME FUND

Per Share Data
	Net Asset	Income from			Less Distributions
	Value,	Investment Operations			from
	Beginning	Net	Net Realized	Total from	Net	Net Realized	Total
	of Period	Investment	and	Investment	Investment	Gain	Distributions
		Income	Unrealized	Operations	Income
		(Loss)	Gain (Loss)
			on Investments
CLASS A
2006	$13.67	$.05	$1.05	$1.10	$ .05	$ —	$ .05
2007	14.72	.08	2.37	2.45	.07	.24	.31
2008	16.86	.14	(3.66)	(3.52)	.11	.23	.34
2009	13.00	.09	(1.02)	(.93)	.14	.02	.16
2010	11.91	.09	.98	1.07	.07	—	.07
2011(a)	12.91	.12	2.34	2.46	.13	—	.13
CLASS B
2006	$13.06	$(.12)	$1.07	$ .95	$ —	$ —	$ —
2007	14.01	(.13)	2.35	2.22	—	.24	.24
2008	15.99	.03	(3.47)	(3.44)	.02	.23	.25
2009	12.30	.01	(.97)	(.96)	.10	.02	.12
2010	11.22	(.03)	.95	.92	—	—	—
2011(a)	12.14	.07	2.21	2.28	.09	—	.09

*	Calculated without sales charges.
†	Net of expenses waived or assumed by FIMCO.
(a)	For the period October 1, 2010 to March 31, 2011.
(b)	Annualized.
††	The ratios do not include a reduction of expenses from brokerage service arrangements.

	Total	Ratios/Supplemental Data
	Return
Net	Total	Net	Ratio to Average			Ratio to Average Net		Portfolio
Asset	Return*	Assets at	Net Assets†			Assets Before		Turnover
Value,		End of	Net	Net	Net	Expenses Waived		Rate
End		Year (in	Expenses	Expenses	Investment	or Assumed
of Period		millions)	After	Before	Income	Expenses	Net
			Fee	Fee	(Loss)		Investment
			Credits	Credits††			Income
CLASS A
$14.72	8.06%	$671	1.37%	1.37%	.35%	N/A	N/A	34%
16.86	16.78	808	1.32	1.32	.54	N/A	N/A	23
13.00	(21.23)	623	1.35	1.35	.94	N/A	N/A	24
11.91	(6.93)	578	1.51	1.51	.90	N/A	N/A	26
12.91	9.01	626	1.39	1.39	.68	N/A	N/A	25
15.24	19.14	746	1.34 (b)	1.34 (b)	1.75 (b)	N/A	N/A	13
CLASS B
$14.01	7.28	$72	2.07	2.07	(.35)	N/A	N/A	34
15.99	15.98	67	2.02	2.02	(.16)	N/A	N/A	23
12.30	(21.82)	41	2.05	2.05	.24	N/A	N/A	24
11.22	(7.59)	30	2.21	2.21	.20	N/A	N/A	26
12.14	8.23	26	2.09	2.09	(.02)	N/A	N/A	25
14.33	18.80	27	2.04 (b)	2.04 (b)	1.06 (b)	N/A	N/A	13

FINANCIAL HIGHLIGHTS

BLUE CHIP FUND

Per Share Data
	Net Asset	Income from			Less Distributions
	Value,	Investment Operations			from
	Beginning	Net	Net Realized	Total from	Net	Net Realized	Total
	of Period	Investment	and	Investment	Investment	Gain	Distributions
		Income	Unrealized	Operations	Income
		(Loss)	Gain (Loss)
			on Investments
CLASS A
2006	$20.60	$.10	$1.82	$1.92	$.07	—	$.07
2007	22.45	.15	3.17	3.32	.13	—	.13
2008	25.64	.21	(5.18)	(4.97)	.19	—	.19
2009	20.48	.21	(1.95)	(1.74)	.20	—	.20
2010	18.54	.17	1.01	1.18	.20	—	.20
2011(a)	19.52	.10	2.62	2.72	.10	—	.10
CLASS B
2006	$19.30	$(.08)	$1.72	$1.64	$ —	—	$ —
2007	20.94	(.06)	3.00	2.94	—	—	—
2008	23.88	.03	(4.80)	(4.77)	.04	—	.04
2009	19.07	.09	(1.82)	(1.73)	.09	—	.09
2010	17.25	.02	.95	.97	.07	—	.07
2011(a)	18.15	.02	2.44	2.46	.03	—	.03

*	Calculated without sales charges.
†	Net of expenses waived or assumed by FIMCO.
(a)	For the period October 1, 2010 to March 31, 2011.
(b)	Annualized.
††	The ratios do not include a reduction of expenses from brokerage service arrangements.

	Total	Ratios/Supplemental Data
	Return
Net	Total	Net	Ratio to Average			Ratio to Average Net		Portfolio
Asset	Return*	Assets at	Net Assets†			Assets Before		Turnover
Value,		End of	Net	Net	Net	Expenses Waived		Rate
End		Year (in	Expenses	Expenses	Investment	or Assumed
of Period		millions)	After	Before	Income	Expenses	Net
			Fee	Fee	(Loss)		Investment
			Credits	Credits††			Income (Loss)
CLASS A
$22.45	9.31%	$438	1.46%	1.46%	.47%	1.50%	.43%	6%
25.64	14.81	526	1.39	1.39	.65	N/A	N/A	3
20.48	(19.43)	396	1.40	1.41	.86	N/A	N/A	8
18.54	(8.36)	357	1.57	1.57	1.27	N/A	N/A	11
19.52	6.36	367	1.46	1.46	.86	N/A	N/A	19
22.14	13.97	408	1.42 (b)	1.42 (b)	.90 (b)	N/A	N/A	5
CLASS B
$20.94	8.50	$44	2.16	2.16	(.23)	2.20	(.27)	6
23.88	14.04	46	2.09	2.09	(.05)	N/A	N/A	3
19.07	(20.00)	27	2.10	2.11	.16	N/A	N/A	8
17.25	(9.00)	18	2.27	2.27	.57	N/A	N/A	11
18.15	5.63	14	2.16	2.16	.16	N/A	N/A	19
20.58	13.59	14	2.12 (b)	2.12 (b)	.20 (b)	N/A	N/A	5

APPENDIX C
PURCHASE, EXCHANGE, REDEMPTION PROCEDURES AND OTHER INFORMATION

These procedures are the same for Blue Chip Fund and Growth & Income Fund.

How and when does a Fund price its shares?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”). Shares of each Fund will not be priced on the days on which the NYSE is closed for trading, such as on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing. To calculate the NAV, each Fund first values its assets, subtracts its liabilities and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

Each Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”). Debt obligations with maturities of 60 days or less are valued at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Funds. Each Fund may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information. In such cases, a Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are generally priced based upon their market values as of the close of foreign markets in which they principally trade (“closing foreign market prices”). Foreign securities may be priced based upon fair value estimates (rather than closing foreign market prices) provided by a pricing service when price movements in the U.S. subsequent to the closing of foreign markets have exceeded a pre-determined threshold or when foreign markets are closed regardless of movements in the U.S. markets. The pricing service, its methodology or threshold may change from time to time. As in the case of all securities owned by the Funds, foreign securities may also be valued at fair value prices as determined by the investment adviser of the Funds for the other reasons described above.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by a Fund could cause the Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Because foreign markets may be open for trading on days that the U.S. markets are closed, the values of securities held by the Funds that trade in markets outside the United States may fluctuate on days that Funds are not open for business.

How do I open an account?

You can open an account through a representative of the Funds’ principal underwriter, First Investors Corporation, or any other financial intermediary that is authorized to sell the Funds (collectively, your “Representative”). It is generally our policy to only open accounts for U.S. citizens or resident aliens. Your Representative will help you complete the necessary paperwork. The minimum Fund account size is $1,000 for a non-retirement account and $500 for a Roth or Traditional IRA account. Each Fund offers lower initial minimum investment requirements for certain types of accounts and will waive the minimum account requirement if you use a systematic investment program. Each Fund offers a variety of different registration options, including individual, joint, and trust registrations. The various types of registrations and additional information about sales charge waivers and discounts (discussed below) are described in the Funds’ Statement of Additional Information. The Statement of Additional Information is available free of charge by calling 1 (800) 423-4026, by visiting our website at www.firstinvestors.com or by visiting the SEC’s website at www.sec.gov.

If you are a new customer, to comply with the USA PATRIOT Act, each Fund is required to obtain certain information about you before we can open your account (including your name, residential street address, date of birth, social security or taxpayer identification number (“TIN”), and citizenship status). In certain circumstances, a Fund may obtain and verify this information with respect to any person authorized to effect transactions in an account. We must also attempt to verify your identity using this information. If we are unable to verify your identity to our satisfaction within a maximum of 60 days of opening your account, we will restrict most types of investments in your account. We reserve the right to liquidate your account at the current net asset value within a maximum of 90 days of its opening if we have not been able to verify your identity. We are not responsible for any loss that may occur and we will not refund any sales charge or contingent deferred sales charge (“CDSC”) that you may incur as a result of our decision to liquidate an account.

What about accounts with multiple owners or representatives?

If you open an account that has more than one legal owner or legal representative, a Fund will accept oral or written instructions of any type without limitation from any one of the owners or representatives as long as the account has telephone privileges and a signature guarantee is not required to process the transaction. For example, if you open a joint account, any one of the joint tenants may, acting alone and without the consent of the other joint tenants, give a Fund instructions, by telephone or in writing, to (a) redeem shares to the address of record for the account, (b) redeem shares to a pre-designated bank account that may not be owned by you, (c) exchange shares, (d) exchange shares into a joint money market fund account that has check-writing privileges that can be used by any one owner, and (e) change the address of record on the account. Each Fund (and its affiliates) has no liability for honoring the instructions of any one joint owner; it has no responsibility for questioning the propriety of instructions of any one joint owner; and it has no obligation to notify joint tenants of transactions in their account other than by sending a single confirmation statement to the address of record or by electronic delivery (if elected). The principle of “notice to one is notice to all” applies. Thus, to the extent permitted by law, we are legally considered to have fulfilled all of our obligations to all joint tenants if we fulfill them with respect to one of the joint tenants. If you open or maintain a joint account, you consent to this policy.

Similarly, in the case of an account opened for a trust, a partnership, a corporation, or other entity, it is our policy to accept oral or written instructions from any of the persons designated as having authority over the account as long as the account has telephone privileges. Thus, any one of the designated persons is authorized to provide us with instructions of any type without limitation, including instructions to redeem or transfer funds to other persons. We have no responsibility for reviewing trusts, partnership agreements, articles of incorporation, by-laws or similar documents, whether provided to us or not, to determine if they contain any restrictions on the authority of any one authorized person to provide us with instructions or to control the account. We may send confirmations, statements and other required information to any one of the authorized persons at the address of record for the account or by electronic delivery (if elected). We have no obligation to question the purpose or propriety of any instruction of any authorized person or to let other authorized persons know about any transactions or changes that have been made to the account. If you open or maintain an account for an entity, you consent to this policy.

If you do not want any one registered owner or representative on your account to have such flexibility and authority, you must instruct a Fund that you do not authorize them to accept instructions from less than all owners or representatives. You should be aware that this could cause you to incur delays, potential market losses, and additional expenses. You should also be aware that written instructions signed by all owners or representatives may be required to establish certain privileges and for any transaction that requires a signature guarantee under each Fund’s policies. Each Fund reserves the right to change its policies concerning accounts with multiple owners or representatives without prior notice.

How do I make subsequent transactions?

Shareholders may make additional purchases into accounts that have a broker-dealer of record. Shareholders may request redemptions and exchanges into other First Investors funds on any Business Day. The following describes how you can make such subsequent transactions if your account is registered in your name with our transfer agent and your financial intermediary does not control your account. If your shares are held in an omnibus account or your account is controlled by your financial intermediary, you must contact your Representative or financial intermediary for information concerning how to effect transactions since we can only accept instructions from your financial intermediary.

1. Contact your Representative.

After you have opened your account, you can buy additional shares of your Fund or other First Investors funds in our fund family, redeem shares, or exchange shares into our other First Investors funds by contacting your Representative. He or she will handle your transaction for you and tell you what paperwork, if any, is required. Written signature guaranteed instructions and other paperwork may be required for certain types of transactions. See our Signature Guarantee Policies and other requirements below.

2. Contact the Funds directly through their transfer agent.

You can also buy (provided your account has a broker-dealer of record), sell, or exchange shares of each Fund by contacting each Fund directly through its transfer agent, Administrative Data Management Corp. (“ADM”), Raritan Plaza I, Edison, NJ 08837-3620 or by telephone at 1 (800) 423-4026. You can generally request redemptions or exchanges either by telephone, if you have telephone privileges, or in writing. Certain redemptions may not be transacted by telephone because they require a signature guarantee under our Signature Guarantee Policies, require account specific paperwork, or are not eligible for telephone redemption. Each Fund does not generally accept transaction instructions via e-mail, fax, or other electronic means.

To confirm that telephone instructions are genuine, the Funds’ transfer agent records each telephone call, asks the caller for information to verify his or her identity and authority over the account (such as the account registration, account number, address of record, and last four digits of the owner’s social security number or the owner’s personal identification number), and sends a confirmation of each transaction to the address of record or by electronic delivery (if elected). The Funds and their transfer agent are not liable for acting on telephone instructions as long as they reasonably believe such instructions to be genuine and the procedures that they use to verify the caller’s identity and authority are reasonable.

Telephone privileges are automatically granted to all new customers. It is your responsibility to decline telephone privileges if you do not want them. You may decline telephone privileges by notifying the Fund’s transfer agent that you do not want them. This will not affect your ability to place telephone orders through your Representative. However, declining telephone privileges will prevent you from effecting transactions directly through a Fund by telephone. This may cause you to incur delays, potential market losses, and costs. Additional information about telephone privileges is included in the Funds’ Statement of Additional Information.

3. Signature Guarantee Policies and Other Requirements.

Each Fund requires written instructions signed by all owners with a signature guarantee from a financial institution that is a member of the Securities Transfer Agents Medallion Program for: all redemption requests over $100,000, except for redemptions made via draft check; redemption checks made payable to any person(s) other than the registered shareholder(s); redemption checks mailed to an address other than the address of record; and for redemptions to the address of record when the address of record has changed within thirty (30) days of the request (unless the written address change request was signed by all owners and signature guaranteed). Each Fund may also require signature guarantees to establish or amend certain account privileges or services and in certain other situations. These are described in the Funds’ Statement of Additional Information.

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to confirm legal authority over the account, unless they are already on file. For example, the Funds require a Certificate of Authority to be on file before they will honor a request for a redemption for an account established for a partnership, corporation, or trust. Similarly, the Funds require official records, such as death certificates and letters testamentary or court orders, before honoring redemptions of accounts registered to decedents or wards under guardianships or conservatorships. If we are being asked to redeem a retirement account and transfer the proceeds to another financial institution, we may also require a Letter of Acceptance from the successor custodian and for a 403(b) or 457 account, the signature of your employer or third-party administrator. The Funds’ transfer agent may, in its discretion, waive certain requirements for redemptions.

Exchanges may only be made into the same class of shares of another First Investors fund owned by the same customer that is available for sale to the customer. There is no sales charge on an exchange. However, since an exchange of Fund shares is a redemption and a purchase, it may create a gain or loss which is reportable for tax purposes. Additional information regarding how to purchase, redeem and exchange shares of each Fund is included in the Funds’ Statement of Additional Information. Each Fund reserves the right to change its Signature Guarantee Policies and other policies without prior notice.

How are transactions processed?

If a purchase, redemption or exchange order is received in good order by a Fund’s transfer agent at its offices in Edison, NJ by the close of regular trading on the NYSE, it will be priced at that day's NAV plus any applicable sales charge for a purchase (“offering price”) or minus any applicable CDSCs for a redemption. If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our transfer agent in its Edison, NJ offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, NJ offices after our processing deadline, will be priced at the next Business Day's offering price.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. The Funds are not responsible for losses stemming from delays in executing transactions that are caused by instructions not being in good order.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check or electronic funds transfer, payment may be delayed to verify that your check or electronic funds transfer has cleared (which may take up to 15 days from the date of purchase).

The Funds may not suspend or reject a redemption request that is in good order or delay payment for a redemption for more than seven days, except during unusual market conditions affecting the NYSE, in the case of an emergency which makes it impracticable for a Fund to dispose of or value securities it owns or as permitted by the SEC.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash. To the extent a Fund redeems its shares in-kind, the redeeming shareholder assumes any risk of the market price of such securities fluctuating. In addition, the shareholder will bear any brokerage and related costs incurred in disposing of or selling the portfolio securities received from the Fund. For additional information about in-kind redemptions, please refer to the Funds’ Statement of Additional Information.

What are the sales charges?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The Class A shares of each Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated in the Class A shares chart below. Class A shares sold without a sales charge may in some circumstances be subject to a contingent deferred sales charge (“CDSC”), as described below

Class A Shares
Your investment	Sales Charge	Sales Charge
	as a	as a
	percentage	percentage of
	of offering	net
	price*	amount
		invested*
Less than $100,000	5.75%	6.10%
$100,000-$249,999	4.50	4.71
$250,000-$499,999	3.50	3.63
$500,000-$999,999	2.50	2.56
$1,000,000 or more	0**	0**

*Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

**If you invest $1,000,000 or more, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances. As described further in the Fund’s prospectus, any applicable CDSCs may be waived under certain circumstances.

By contrast, Class B shares of each Fund are sold at net asset value without any initial sales charge. However, you generally pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated in the Class B shares chart below. Class B shares convert to Class A shares after eight years.

Class B Shares*
CDSC as a percentage of
Purchase Price
Year of Redemption	or NAV at Redemption
Within the 1st or 2nd	4%
year
Within the 3rd or 4th	3
year
In the 5th year	2
In the 6th year	1
Within the 7th year and	0
8th year

*There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC. As described further in each Fund’s prospectus, any applicable CDSCs may also be waived under certain circumstances.

The principal advantages of Class A shares are the lower annual operating expenses, the availability of quantity discounts on sales charges for volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset and that the CDSC may be waived under certain circumstances.

Because of the annual operating expenses and available volume discounts on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our First Investors funds). The Funds will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless they are contacted before the order is placed and agree to accept it. If you fail to tell the Funds what class of shares you want, they will purchase Class A shares for you.

As a matter of policy, FIC does not permit its representatives to recommend Class B shares of any funds, including the First Investors funds. If your account is held by a broker-dealer other than FIC, your broker-dealer may also have policies with respect to Class B shares that are more restrictive than those of our Funds. For more information concerning FIC’s policies with respect to Class B Shares, please refer to the Funds’ Statement of Additional Information under the section “Potential Conflicts Of Interests In Distribution Arrangements” or visit First Investors website at: www.firstinvestors.com. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit. Your broker-dealer is also responsible for ensuring that you receive any applicable sales charge waivers or discounts that are described in this prospectus.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares. Each plan allows a Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of a Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of a Fund’s average daily net assets may be paid under the Class B plans as asset-based sales charges. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts and waivers available?

A. Rights of Accumulation and Letters of Intention.

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount. Class A shares of our Cash Management Fund are not counted for ROA purposes if they were purchased directly without a sales charge.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.

You can include in your LOI, accounts owned jointly by you and your spouse, accounts owned individually by either you or your spouse and accounts that you or your spouse control as custodian or as a responsible individual for your children and trust accounts for which only you and/or your spouse serve as trustee, as long as all accounts share the same address of record and are serviced by the same broker-dealer. For purposes of our LOI policies, spouse is broadly defined to include common law and life partners. Furthermore, an LOI covers both existing accounts and those that are subsequently opened by a designated person during the LOI period. You must use our LOI Agreement Form to designate any additional person(s) you wish to cover and the amount of your LOI. Once an LOI is established, it cannot be amended to add persons who were not specified initially nor can an LOI be “back dated” to cover prior purchases.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, a Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI. Once an LOI is established, a change of legal ownership of the account to someone else in the LOI group or a change of address will not affect the LOI. However, a change of broker-dealer or a full or partial transfer of ownership of a covered account to someone outside the LOI group will terminate the LOI. If two or more customers are covered by an LOI and one customer changes the broker-dealer on his or her account or transfers a covered account to someone outside of the LOI group before the LOI is complete, the LOI will be terminated on all customers’ accounts and the sales charges on all purchases made under the LOI will be adjusted.

By purchasing under an LOI, you agree to the following:
  You authorize First Investors to reserve 5% of the shares held under an LOI in escrowed shares until the LOI is completed or is terminated;

  You authorize First Investors to sell any or all of the escrowed shares to satisfy any additional sales charges owed if the LOI is not fulfilled or is terminated; and

  Although you may exchange all your shares among the First Investors Funds, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.
Purchases made without a sales charge in Class A shares of the Cash Management Fund or pursuant to any of the sales charge waiver provisions set forth below do not count toward the completion of an LOI. For example, if you make a redemption before your LOI is completed and reinvest that amount without paying a sales charge pursuant to our ninety (90) day reinstatement privilege, the amount reinvested will not count towards completion of your LOI. Similarly, any shares that you purchase without paying a sales charge under our free exchange privilege will not count towards completion of your LOI.

Additional information about our ROA and LOI policies is included in the Funds’ Statement of Additional Information.

B. Sales Charge Waivers and Discounts.

Class A Shares May be Purchased Without a Sales Charge:

1. By a current registered representative, employee, officer, director, or trustee of the First Investors Funds, First Investors Corp. (“FIC”), or their affiliates (“Associate”), the spouse, life partner, children and grandchildren of such Associate provided that they reside at the same address and they maintain their FIC customer account (“Eligible Relatives”), and any other person who maintains an account that has been coded as an associate account since January 30, 2004. The accounts of such persons are referred to as “Associate Accounts.”

2. By a former Associate or former or current Eligible Relative thereof provided that such person (a) already owns an Associate Account, or (b) is rolling over the proceeds from a First Investors 401(k) or First Investors Profit Sharing Plan account into a Fund account.

3. By an employee of a subadviser of a Fund who is identified in the prospectus as a portfolio manager of the Fund.

4. When Class A share dividends and distributions are automatically reinvested in Class A shares of the same or a different First Investors Fund account within the same customer account.

5. When Class A shares are free-exchanged into Class A shares of a different First Investors Fund account within the same customer account.

6. When Class A share systematic withdrawal plan payments from one First Investors Fund account, other than the Cash Management Fund, are automatically invested into shares of another First Investors Fund account in the same class of shares for the same customer account. Class A shares of the Cash Management Fund account may be automatically invested into shares of another First Investors Fund account in the same class of shares for the same customer account at NAV if the customer is eligible for the free exchange privilege.

7. When loans are repaid, unless the loan was made by redeeming Cash Management Fund shares that were directly purchased.

8. When a qualified group retirement plan (e.g., 401(k), money purchase pension, or profit sharing plan) is reinvesting redemption proceeds back into the same plan from another First Investors Fund on which a sales charge or CDSC was paid.*

9. By a qualified group retirement plan with 100 or more eligible employees at the time the account is opened.*

10. By a qualified group retirement plan with $1,000,000 or more in assets in the First Investors Funds.*

11. In amounts of $1 million or more.*

12. By individuals under a LOI or ROA of $1 million or more.*

13. When a customer who is at least age 70½ authorizes a distribution from a retirement account and at the same time directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record. This waiver applies to Class A money market shares only to the extent that a sales charge had been paid.

14. When a customer requests the removal of an overcontribution made to a retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.

15. When you are reinvesting into a First Investors Fund, within the same customer account, proceeds of a redemption made within the prior ninety (90) days, from Class A shares of a First Investors Fund, on which you paid a front end sales charge. This will reduce your reinstatement privilege to the extent that it results in a waiver of sales charge. You must notify us in writing that you are eligible for the reinstatement privilege. Furthermore, if you are opening or reactivating an account, your investment must meet the Fund’s minimum investment policy.

* For items 8 through 12 above, a CDSC will be deducted from shares that are redeemed within 24 months of purchase, unless such shares are exchanged into another First Investors Fund. If shares are exchanged into another First Investors Fund, the CDSC and the holding period used to calculate it will carry over to the new First Investors Fund with one exception. If the exchange is into Class A shares of the Cash Management Fund, the holding period used to calculate the CDSC will be tolled on such shares as long as they remain in the Cash Management Fund, the holding period will resume if the shares are exchanged back into a load Fund, and the CDSC will be imposed if the shares are redeemed from the Cash Management Fund. In order to ensure that the holding period and CDSC are properly computed on shares that are exchanged into the Cash Management Fund, we will create a separate account to hold such shares. This account will not be entitled to draft check or expedited redemption privileges.

In addition, a group retirement plan with 99 or fewer eligible employees at the time the account is opened and less than $1,000,000 in assets in the First Investors Funds may purchase Class A shares at a sales charge of 3% (as expressed as a percentage of the offering price).

Sales charge waivers and discounts are also available for participants in certain other retirement programs and other categories of investors.

Any applicable CDSC on Class A and Class B shares is waived for (or does not apply to):

1. Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gains distributions.

2. Redemptions of shares following the death or disability (as defined in Section 72(m)(7) of the Code) of an account owner (or in the case of joint accounts, the death of the last surviving joint owner), provided that in the case of disability the shares must have been purchased prior to the disability and the redemptions must be made within one (1) year of the disability. Proof of death or disability is required.

3. Distributions from employee benefit plans due to plan termination.

4. Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

5. Annual redemptions of up to 8% of your account’s value redeemed by a Systematic Withdrawal Plan. Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

6. Redemptions by a Fund when the account falls below the minimum account balance.

7. Redemptions to pay account fees.

8. Required minimum distributions upon reaching age 70½ provided you notify us about the required minimum distribution and you have held the shares for at least three (3) years. Free shares not subject to a CDSC will be redeemed first.

9. When a customer who is at least age 70½ authorizes a distribution from a retirement account and at the same time directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.*

10. When a customer requests the removal of an over contribution made to a retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.*

11. If you reinvest into the same class of a load First Investors Fund within the same customer account with proceeds from a redemption within the prior ninety (90) days of Class A or B shares on which you paid a CDSC and you notify us in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid. If you are reinvesting only a portion of your redemption, you only will be credited with a pro-rated percentage of any CDSC that you paid. If you are opening or reactivating an account, your investment must meet a Fund’s minimum investment policy.

*For items 9 and 10, the CDSC will carry over to the new account. The holding period used to calculate the CDSC will also carry over to the new account.

The foregoing front end sales charge and CDSC waiver privileges on Class A and Class B shares do not apply to:
  Reinvestments of systematic withdrawal amounts;

  Automated payments such as Money Line and API;

  Salary reduction/Employer contributions sent directly to First Investors for investment into Traditional or Roth 403(b)(7), 457, SEP-IRA, SIMPLE IRA or SARSEP-IRA accounts;

  Investments made through your representative or broker-dealer over the phone if the amount of the investment that is eligible for the free exchange is less than $100; or

  Accounts that are redeemed after ninety (90) days due to a client not verifying his or her identity to our satisfaction.
For additional information about sales charge waivers and discounts, please refer to the Funds’ Statement of Additional Information.

What are the Funds’ policies on frequent trading in the shares of the Funds?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of each Fund to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of each Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy. Each Fund also reserves the right to reject exchanges that in the Fund’s view are excessive, even if the activity does not constitute market timing.

If a Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, a Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

To the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

The risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that high yield bonds generally trade infrequently and therefore their prices are slow to react to information. To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

The risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that stocks of small-size and/or mid-size companies may trade infrequently and thus their prices may be slow to react to information. To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

The risks of frequent trading include the risk of time zone arbitrage. Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE. To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

What about dividends and capital gain distributions?

To the extent that they have net investment income, each Fund will declare and pay a dividend from such net investment income on a quarterly basis.

Each Fund will distribute any net realized capital gains on an annual basis, usually after the end of each Fund’s fiscal year. Each Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed net income and capital gains.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the distributing Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional shares of the distributing Fund. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in the Funds’ Statement of Additional Information. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose an annual low balance account fee of $25. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. Each Fund will give you sixty (60) days notice before taking such action. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this sixty (60) day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Householding policy

It is the policy of each Fund to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who reside at the same address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will receive your own copies. It is the policy of the Funds to mail confirmations and account statements separately to each customer who resides at the same address. The Funds will, however, mail quarterly statements for different customers who reside at the same address in one envelope if each customer consents to this procedure. We are not responsible for any losses that result from your use of this procedure. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at: 1 (800) 423-4026.

Other account privileges and policies

The First Investors Funds offer a full range of special privileges, including systematic investments, automatic payroll investments, systematic redemptions, electronic fund transfers, expedited redemptions, draft check writing, a variety of retirement account options, and transfer on death (“TOD”) registration. These privileges are described in the Funds’ Statement of Additional Information. There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 403(b), 457(b) and ESA custodial account that you maintain, irrespective of the number of First Investors Funds that are held in the account. The Funds currently pay this fee. To the extent the Funds pay these fees, the fees are reflected in the overall expenses of the Funds. Therefore, all shareholders of the Funds indirectly bear such fees. If the custodial account holds more than one First Investors Fund, the fee is allocated equally among each of those First Investors Funds. The Funds reserve the right to discontinue paying this fee at any time on forty-five (45) days written notice to account holders. In such event, the fee will be charged to account holders. The custodian also reserves the right to increase or modify the fee on prior written notice. TOD accounts are administered in accordance with First Investors TOD Guidelines. These guidelines are set forth in the Funds’ Statement of Additional Information, which is available for free upon request by calling 1 (800) 423-4026 and by visiting our website at www.firstinvestors.com.

STATEMENT OF ADDITIONAL INFORMATION

______ __, 2011

______________________________________

First Investors Equity Funds

Blue Chip Fund
Growth & Income Fund
______________________________________

This Statement of Additional Information (“SAI”) relates specifically to the reorganization of First Investors Blue Chip Fund (“Blue Chip Fund”), a series of First Investors Equity Funds (“Trust”), into First Investors Growth & Income Fund (“Growth & Income Fund”), another series of the Trust, whereby Blue Chip Fund will transfer all of its assets to Growth & Income Fund, and shareholders in Blue Chip Fund will receive shares of Growth & Income Fund, in exchange for shares of Blue Chip Fund (“Reorganization”). This SAI consists of the information set forth herein and the following documents, each of which is incorporated by reference herein and legally forms a part of the SAI:

(1)	The Statement of Additional Information, dated January 31, 2011, as supplemented, of the Trust (File nos. 33-46924, 811-06618), which contains information relating to Blue Chip Fund and Growth & Income Fund.

(2)	The Annual Report to Shareholders of the Trust, which contains information relating to Blue Chip Fund and Growth & Income Fund, for the fiscal year ended September 30, 2010.

(3)	The Semi-Annual Report to Shareholders of the Trust, which contains information relating to Blue Chip Fund and Growth & Income Fund, for the semi-annual period ended March 31, 2011.

The Trust’s Statement of Additional Information that is incorporated by reference above includes information about its other series of the Trust that is not relevant to the Reorganization. Please disregard that information.

This SAI is not a prospectus. A Prospectus dated _______ __, 2011 (the “Prospectus”) relating to the Reorganization may be obtained, without charge, by calling toll free 1 (800) 423-4026 or by writing to Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837. These documents are also available on the First Investor’s web site at www.firstinvestors.com. This SAI should be read in conjunction with the Prospectus.

1

PRO FORMA FINANCIAL STATEMENTS

The following tables set forth the pro forma Portfolio of Investments as of March 31, 2011, the pro forma condensed Statement of Assets and Liabilities as of March 31, 2011, and the pro forma condensed Statement of Operations for the six-month period ended March 31, 2011 for Blue Chip Fund and Growth & Income Fund (together the “Pro Forma Combined Fund”), as adjusted giving effect to the Reorganization.

The pro forma Portfolio of Investments contains information about the securities holdings of the Pro Forma Combined Fund as of March 31, 2011, which has, and will continue to, change over time due to normal portfolio turnover in response to changes in market conditions. Thus, it is expected that some of Blue Chip Fund’s holdings may not remain at the time of the Reorganization. It is also expected that any Blue Chip Fund’s holdings that are not compatible with Growth & Income Fund’s investment objective and policies will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with that investment objective and policies. The portion of Blue Chip Fund’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by First Investors Management Company, Inc. of the compatibility of those holdings with Growth & Income Fund’s portfolio composition and investment objective and policies at the time of the Reorganization. The need for a Fund to sell investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred.

2

Pro Forma Combined Portfolio of Investments (unaudited)
FIRST INVESTORS EQUITY FUNDS
March 31, 2011

			PRO					PRO
BLUE	GROWTH		FORMA			BLUE	GROWTH	FORMA
CHIP	& INCOME		COMBINED			CHIP	& INCOME	COMBINED
SHARES OR PRINCIPAL AMOUNT					SECURITY	V A L U E
					COMMON STOCKS—98.5%
					Consumer Discretionary—13.3%
	202,800		202,800		American Greetings Corporation - Class "A"		$4,786,080	$4,786,080
104,400	100,000		204,400		Best Buy Company, Inc.	$2,998,368	2,872,000	5,870,368
	98,000	*	98,000	*	BorgWarner, Inc.		7,809,620	7,809,620
	417,300		417,300		Brown Shoe Company, Inc.		5,099,406	5,099,406
	345,000		345,000		CBS Corporation - Class "B"		8,638,800	8,638,800
	75,600		75,600		CEC Entertainment, Inc.		2,852,388	2,852,388
	70,000		70,000		Coach, Inc.		3,642,800	3,642,800
173,850			173,850		Comcast Corporation - Special Class "A"	4,036,797		4,036,797
	180,000	*	180,000	*	GameStop Corporation - Class "A"		4,053,600	4,053,600
126,700	390,000		516,700		H&R Block, Inc.	2,120,958	6,528,600	8,649,558
58,800	160,000		218,800		Home Depot, Inc.	2,179,128	5,929,600	8,108,728
59,800			59,800		Kohl's Corporation	3,171,792		3,171,792
	155,000		155,000		Limited Brands, Inc.		5,096,400	5,096,400
	259,000		259,000		Lincoln Educational Services Corporation		4,115,510	4,115,510
181,100			181,100		Lowe's Companies, Inc.	4,786,473		4,786,473
29,100	85,000		114,100		McDonald's Corporation	2,214,219	6,467,650	8,681,869
	445,000	*	445,000	*	Morgans Hotel Group Company		4,361,000	4,361,000
	285,000		285,000		Newell Rubbermaid, Inc.		5,452,050	5,452,050
	25,000		25,000		NIKE, Inc. - Class "B"		1,892,500	1,892,500
	79,100		79,100		Oxford Industries, Inc.		2,704,429	2,704,429
	606,000	*	606,000	*	Pier 1 Imports, Inc.		6,150,900	6,150,900
	300,000	*	300,000	*	Ruby Tuesday, Inc.		3,933,000	3,933,000
152,400			152,400		Staples, Inc.	2,959,608		2,959,608
	135,000	*	135,000	*	Steiner Leisure, Ltd.		6,245,100	6,245,100
	631,800		631,800		Stewart Enterprises, Inc. - Class "A"		4,826,952	4,826,952
60,600			60,600		Target Corporation	3,030,606		3,030,606
88,133			88,133		Time Warner, Inc.	3,146,348		3,146,348
	115,000	*	115,000	*	TRW Automotive Holdings Corporation		6,334,200	6,334,200
	88,200		88,200		Tupperware Brands Corporation		5,266,422	5,266,422
52,900			52,900		Viacom, Inc. - Class "B"	2,460,908		2,460,908
100,000			100,000		Walt Disney Company	4,309,000		4,309,000
	200,000		200,000		Wyndham Worldwide Corporation		6,362,000	6,362,000
						37,414,205	121,421,007	158,835,212
					Consumer Staples—11.9%
	420,000		420,000		Altria Group, Inc.		10,932,600	10,932,600
108,200	175,000		283,200		Avon Products, Inc.	2,925,728	4,732,000	7,657,728
41,515			41,515		Clorox Company	2,908,956		2,908,956
91,300	125,000		216,300		Coca-Cola Company	6,057,755	8,293,750	14,351,505
43,400			43,400		Costco Wholesale Corporation	3,182,088		3,182,088
128,000	215,000		343,000		CVS Caremark Corporation	4,392,960	7,378,800	11,771,760
38,300			38,300		Kellogg Company	2,067,434		2,067,434
73,900			73,900		Kimberly-Clark Corporation	4,823,453		4,823,453
135,024			135,024		Kraft Foods, Inc. - Class "A"	4,234,353		4,234,353
113,600			113,600		Kroger Company	2,722,992		2,722,992
	80,000		80,000		McCormick & Company, Inc.		3,826,400	3,826,400
	235,000		235,000		Nu Skin Enterprises, Inc. - Class "A"		6,756,250	6,756,250
116,000	76,000		192,000		PepsiCo, Inc.	$7,471,560	$4,895,160	$12,366,720
81,700	225,000		306,700		Philip Morris International, Inc.	5,361,971	14,766,750	20,128,721
91,960	90,562		182,522		Procter & Gamble Company	5,664,736	5,578,619	11,243,355
110,500	140,000		250,500		Walgreen Company	4,435,470	5,619,600	10,055,070
127,230	130,000		257,230		Wal-Mart Stores, Inc.	6,622,321	6,766,500	13,388,821
						62,871,777	79,546,429	142,418,206
					Energy—10.7%
	100,000		100,000		Anadarko Petroleum Corporation		8,192,000	8,192,000
102,000	45,000		147,000		Chevron Corporation	10,957,860	4,834,350	15,792,210
80,270	110,750		191,020		ConocoPhillips	6,410,362	8,844,495	15,254,857
48,500			48,500		Devon Energy Corporation	4,450,845		4,450,845
	130,000		130,000		Ensco, PLC (ADR)		7,519,200	7,519,200
167,100	135,490		302,590		ExxonMobil Corporation	14,058,123	11,398,774	25,456,897
26,700			26,700		Hess Corporation	2,275,107		2,275,107
	6,920		6,920		Hugoton Royalty Trust		164,558	164,558
82,900	177,519		260,419		Marathon Oil Corporation	4,419,399	9,463,538	13,882,937

Pro Forma Combined Portfolio of Investments (unaudited)
FIRST INVESTORS EQUITY FUNDS
March 31, 2011

				PRO					PRO
BLUE		GROWTH		FORMA			BLUE	GROWTH	FORMA
CHIP		& INCOME		COMBINED			CHIP	& INCOME	COMBINED
SHARES OR PRINCIPAL AMOUNT						SECURITY	V A L U E
69,800		202,700		272,500		Noble Corporation	3,184,276	9,247,174	12,431,450
		60,000		60,000		Sasol, Ltd. (ADR)		3,477,000	3,477,000
48,300				48,300		Schlumberger, Ltd.	4,504,458		4,504,458
		237,900		237,900		Suncor Energy, Inc.		10,667,436	10,667,436
		53,208	*	53,208	*	Transocean, Ltd.		4,147,564	4,147,564
							50,260,430	77,956,089	128,216,519
						Financials—12.0%
49,500				49,500		ACE, Ltd.	3,202,650		3,202,650
69,300				69,300		Allstate Corporation	2,202,354		2,202,354
92,800		120,700		213,500		American Express Company	4,194,560	5,455,640	9,650,200
51,400		125,000		176,400		Ameriprise Financial, Inc.	3,139,512	7,635,000	10,774,512
170,236				170,236		Bank of America Corporation	2,269,246		2,269,246
147,587				147,587		Bank of New York Mellon Corporation	4,408,424		4,408,424
		210,600		210,600		Brookline Bancorp, Inc.		2,217,618	2,217,618
55,200		63,745		118,945		Capital One Financial Corporation	2,868,192	3,312,190	6,180,382
53,700				53,700		Chubb Corporation	3,292,347		3,292,347
		123,700		123,700		Discover Financial Services		2,983,644	2,983,644
		300,000		300,000		Financial Select Sector SPDR Fund (ETF)		4,923,000	4,923,000
		290,000		290,000		FirstMerit Corporation		4,947,400	4,947,400
		40,000		40,000		IBERIABANK Corporation		2,405,200	2,405,200
		130,000		130,000		Invesco, Ltd.		3,322,800	3,322,800
173,668		173,062		346,730		JPMorgan Chase & Company	8,006,095	7,978,158	15,984,253
30,700		68,000		98,700		M&T Bank Corporation	2,716,029	6,015,960	8,731,989
56,000				56,000		MetLife, Inc.	2,504,880		2,504,880
84,600		165,750		250,350		Morgan Stanley	2,311,272	4,528,290	6,839,562
		450,000		450,000		New York Community Bancorp, Inc.		7,767,000	7,767,000
		265,000		265,000		NewAlliance Bancshares, Inc.		3,932,600	3,932,600
46,400				46,400		Northern Trust Corporation	2,354,800		2,354,800
		200,000		200,000		SPDR KBW Regional Banking (ETF)		5,320,000	5,320,000
66,000				66,000		State Street Corporation	2,966,040		2,966,040
		357,666	*	357,666	*	Sunstone Hotel Investors, Inc. (REIT)		3,644,617	3,644,617
57,700				57,700		Travelers Companies, Inc.	3,431,996		3,431,996
116,600		100,000		216,600		U.S. Bancorp	$3,081,738	$2,643,000	$5,724,738
		235,000		235,000		Urstadt Biddle Properties - Class "A" (REIT)		4,469,700	4,469,700
116,600		110,450		227,050		Wells Fargo & Company	3,696,220	3,501,265	7,197,485
							56,646,355	87,003,082	143,649,437
						Health Care—10.8%
136,600		155,000		291,600		Abbott Laboratories	6,700,230	7,602,750	14,302,980
69,900	*	45,532	*	115,432	*	Amgen, Inc.	3,736,155	2,433,685	6,169,840
		55,000		55,000		Baxter International, Inc.		2,957,350	2,957,350
83,600				83,600		Bristol-Myers Squibb Company	2,209,548		2,209,548
30,600				30,600		C.R. Bard, Inc.	3,038,886		3,038,886
55,900	*	120,000	*	175,900	*	Gilead Sciences, Inc.	2,372,396	5,092,800	7,465,196
		132,300		132,300		Hill-Rom Holdings, Inc.		5,024,754	5,024,754
169,200		170,625		339,825		Johnson & Johnson	10,025,100	10,109,531	20,134,631
36,800	*			36,800	*	Life Technologies Corporation	1,929,056		1,929,056
26,800				26,800		McKesson Corporation	2,118,540		2,118,540
104,300		80,000		184,300		Medtronic, Inc.	4,104,205	3,148,000	7,252,205
112,500		120,000		232,500		Merck & Company. Inc.	3,713,625	3,961,200	7,674,825
77,300				77,300		Novartis AG (ADR)	4,201,255		4,201,255
354,078		499,375		853,453		Pfizer, Inc.	7,191,324	10,142,306	17,333,630
41,400				41,400		Quest Diagnostics, Inc.	2,389,608		2,389,608
		121,875		121,875		Sanofi-Aventis (ADR)		4,292,438	4,292,438
61,100		65,000		126,100		St. Jude Medical, Inc.	3,131,986	3,331,900	6,463,886
48,600				48,600		Teva Pharmaceutical Industries, Ltd. (ADR)	2,438,262		2,438,262
41,450	*	125,000	*	166,450	*	Thermo Fisher Scientific, Inc.	2,302,547	6,943,750	9,246,297
39,900	*			39,900	*	Zimmer Holdings, Inc.	2,415,147		2,415,147
							64,017,870	65,040,464	129,058,334
						Industrials—15.1%
43,400		110,000		153,400		3M Company	4,057,900	10,285,000	14,342,900
		150,000	*	150,000	*	Altra Holdings, Inc.		3,543,000	3,543,000
		124,200		124,200		Armstrong World Industries, Inc.		5,746,734	5,746,734
		75,000		75,000		Caterpillar, Inc.		8,351,250	8,351,250
		175,500		175,500		Chicago Bridge & Iron Company NV - NY Shares		7,135,830	7,135,830

Pro Forma Combined Portfolio of Investments (unaudited)
FIRST INVESTORS EQUITY FUNDS
March 31, 2011

				PRO					PRO
BLUE		GROWTH		FORMA			BLUE	GROWTH	FORMA
CHIP		& INCOME		COMBINED			CHIP	& INCOME	COMBINED
SHARES OR PRINCIPAL AMOUNT						SECURITY	V A L U E
		80,000	*	80,000	*	Esterline Technologies Corporation		5,657,600	5,657,600
		119,200	*	119,200	*	Generac Holdings, Inc.		2,418,568	2,418,568
385,300		124,075		509,375		General Electric Company	7,725,265	2,487,704	10,212,969
55,200		136,500		191,700		Honeywell International, Inc.	3,295,992	8,150,415	11,446,407
6,267	*	10,000	*	16,267	*	Huntington Ingalls Industries, Inc.	260,066	414,998	675,064
		134,275		134,275		IDEX Corporation		5,861,104	5,861,104
43,500				43,500		Illinois Tool Works, Inc.	2,336,820		2,336,820
66,000				66,000		Ingersoll-Rand, PLC	3,188,460		3,188,460
68,300				68,300		ITT Corporation	4,101,415		4,101,415
		55,000		55,000		Lockheed Martin Corporation		4,422,000	4,422,000
		176,150	*	176,150	*	Mobile Mini, Inc.		4,231,123	4,231,123
37,600		60,000		97,600		Northrop Grumman Corporation	2,357,896	3,762,600	6,120,496
12,300		60,000		72,300		Parker Hannifin Corporation	1,164,564	5,680,800	6,845,364
		224,538	*	224,538	*	PGT, Inc.		527,664	527,664
		96,743	*	96,743	*	Pinnacle Airlines Corporation		556,272	556,272
53,700		75,000		128,700		Raytheon Company	2,731,719	3,815,250	6,546,969
105,800		80,000		185,800		Republic Services, Inc.	$3,178,232	$2,403,200	$5,581,432
		125,000		125,000		Snap-on, Inc.		7,507,500	7,507,500
		443,100		443,100		TAL International Group, Inc.		16,071,237	16,071,237
		192,300		192,300		Textainer Group Holdings, Ltd.		7,145,868	7,145,868
		240,000		240,000		Tyco International, Ltd.		10,744,800	10,744,800
67,475				67,475		Tyco International, Ltd.	3,020,856		3,020,856
29,100				29,100		United Parcel Service, Inc. - Class "B"	2,162,712		2,162,712
64,700		100,000		164,700		United Technologies Corporation	5,476,855	8,465,000	13,941,855
							45,058,752	135,385,517	180,444,269
						Information Technology—17.8%
166,500	*			166,500	*	Activision Blizzard, Inc.	1,826,505		1,826,505
84,300	*			84,300	*	Adobe Systems, Inc.	2,795,388		2,795,388
16,900	*			16,900	*	Apple, Inc.	5,888,805		5,888,805
49,000				49,000		Automatic Data Processing, Inc.	2,514,190		2,514,190
		200,000		200,000		Avago Technologies, Ltd.		6,220,000	6,220,000
		600,000	*	600,000	*	Brocade Communications Systems, Inc.		3,690,000	3,690,000
97,500				97,500		CA, Inc.	2,357,550		2,357,550
		68,000	*	68,000	*	CACI International, Inc. - Class "A"		4,169,760	4,169,760
307,500		300,000		607,500		Cisco Systems, Inc.	5,273,625	5,145,000	10,418,625
115,000	*			115,000	*	eBay, Inc.	3,569,600		3,569,600
134,125	*	361,725	*	495,850	*	EMC Corporation	3,561,019	9,603,799	13,164,818
141,300		180,000		321,300		Hewlett-Packard Company	5,789,061	7,374,600	13,163,661
298,400		180,375		478,775		Intel Corporation	6,018,728	3,638,164	9,656,892
39,900		108,525		148,425		International Business Machines Corporation	6,506,493	17,697,172	24,203,665
		231,900		231,900		Intersil Corporation - Class "A"		2,887,155	2,887,155
506,345		450,000		956,345		Microsoft Corporation	12,840,909	11,412,000	24,252,909
		365,000		365,000		National Semiconductor Corporation		5,234,100	5,234,100
		185,000	*	185,000	*	NCI, Inc. - Class "A"		4,508,450	4,508,450
110,500	*	350,000	*	460,500	*	NCR Corporation	2,081,820	6,594,000	8,675,820
164,100				164,100		Oracle Corporation	5,476,017		5,476,017
		248,625	*	248,625	*	Parametric Technology Corporation		5,591,576	5,591,576
73,170		209,800		282,970		QUALCOMM, Inc.	4,011,911	11,503,334	15,515,245
		130,000	*	130,000	*	SRA International, Inc. - Class "A"		3,686,800	3,686,800
131,900	*	333,025	*	464,925	*	Symantec Corporation	2,445,426	6,174,283	8,619,709
		200,000		200,000		TE Connectivity, Ltd.		6,964,000	6,964,000
73,400				73,400		Texas Instruments, Inc.	2,536,704		2,536,704
		97,200	*	97,200	*	Varian Semiconductor Equipment Associates, Inc.		4,730,724	4,730,724
144,200		360,000		504,200		Western Union Company	2,995,034	7,477,200	10,472,234
							78,488,785	134,302,117	212,790,902
						Materials—3.9%
		173,400		173,400		Buckeye Technologies, Inc.		4,721,682	4,721,682
		136,900		136,900		Celanese Corporation - Series "A"		6,074,253	6,074,253
91,200				91,200		Dow Chemical Company	3,442,800		3,442,800
49,400				49,400		DuPont (E.I.) de Nemours & Company	2,715,518		2,715,518
		160,000		160,000		Freeport-McMoRan Copper & Gold, Inc.		8,888,000	8,888,000
		55,000		55,000		Olin Corporation		1,260,600	1,260,600
		40,000		40,000		Praxair, Inc.		4,064,000	4,064,000
		249,125		249,125		RPM International, Inc.		5,911,736	5,911,736

Pro Forma Combined Portfolio of Investments (unaudited)
FIRST INVESTORS EQUITY FUNDS
March 31, 2011

		PRO						PRO
BLUE	GROWTH	FORMA				BLUE	GROWTH	FORMA
CHIP	& INCOME	COMBINED				CHIP	& INCOME	COMBINED
SHARES OR PRINCIPAL AMOUNT				SECURITY		V A L U E
	65,000	65,000		Schweitzer-Mauduit International, Inc.			$3,289,650	$3,289,650
	247,350	247,350		Temple-Inland, Inc.			5,787,990	5,787,990
						6,158,318	39,997,911	46,156,229
				Telecommunication Services—2.4%
201,300	234,000	435,300		AT&T, Inc.		6,159,780	7,160,400	13,320,180
166,400	230,000	396,400		Verizon Communications, Inc.		6,413,056	8,864,200	15,277,256
						12,572,836	16,024,600	28,597,436
				Utilities—.6%
71,700		71,700		American Electric Power Company, Inc.		2,519,538		2,519,538
	50,000	50,000		Atmos Energy Corporation			1,705,000	1,705,000
58,300		58,300		NextEra Energy, Inc.		3,213,496		3,213,496
						5,733,034	1,705,000	7,438,034
Total Value of Common Stocks (cost $887,397,658)						419,222,362	758,382,216	1,177,604,578
				SHORT-TERM INVESTMENTS—.9%
				Money Market Fund
				First Investors Cash Reserve Fund, .16%
$1,260 M	$8,825 M	$10,085	M	(cost $10,085,000)**		1,260,000	8,825,000	10,085,000
Total Value of Investments (cost $897,482,658)					99.4%	420,482,362	767,207,216	1,187,689,578
Other Assets, Less Liabilities					.6	986,275	6,616,171	7,602,446
Pro Forma Adjustments***						-	-	(112,977)
Net Assets					100.0%	$421,468,637	$773,823,387	$1,195,179,047

*	Non-income producing

**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2011.

***	Pro Forma adjustments are due to the estimated costs of the Reorganization which will be borne by the Blue Chip Fund.

Summary of Abbreviations: ADR American Depositary Receipts ETF Exchange Traded Fund REIT Real Estate Investment Trust

See notes to pro forma financial statements

Pro Forma Statements of Assets and Liabilities (unaudited)
FIRST INVESTORS EQUITY FUNDS
March 31, 2011

			PRO		PRO
	BLUE	GROWTH	FORMA		FORMA
	CHIP	& INCOME	ADJUSTMENTS		COMBINED
Assets
Investments in securities:
Cost - Unaffiliated issuers	$303,551,969	$583,845,689			$887,397,658
Cost - Affiliate money market fund	1,260,000	8,825,000			10,085,000
Total cost of investments	$304,811,969	$592,670,689			$897,482,658

Value - Unaffiliated issuers	$419,222,362	$758,382,216			$1,177,604,578
Value - Affiliate money market fund	1,260,000	8,825,000			10,085,000
Total value of investments	420,482,362	767,207,216			1,187,689,578

Cash	231,936	225,996			457,932
Receivables:
Investment securities sold	1,138,048	10,137,916			11,275,964
Dividends and interest	822,082	847,619			1,669,701
Shares sold	196,942	443,557			640,499
Other assets	64,539	107,857			172,396

Total Assets	422,935,909	778,970,161			1,201,906,070

Liabilities
Payables:
Investment securities purchased	161,251	3,030,214			3,191,465
Shares redeemed	890,289	1,411,043			2,301,332
Dividends payable	6,444	9,498			15,942
Accrued advisory fees	263,219	464,571			727,790
Accrued shareholder servicing costs	127,433	198,211			325,644
Accrued expenses	18,636	33,237	$112,977	(1)	164,850

Total Liabilities	1,467,272	5,146,774	112,977		6,727,023

Net Assets	$421,468,637	$773,823,387	$112,977		$1,195,179,047

Net Assets Consist of:
Capital paid in	$390,258,053	$611,376,409			$1,001,634,462
Undistributed net investment income	618,379	282,890	(112,977)		788,292
Accumulated net realized loss on investments	(85,078,188)	(12,372,439)			(97,450,627)
Net unrealized appreciation in value of investments	115,670,393	174,536,527			290,206,920

Total	$421,468,637	$773,823,387	$(112,977)		$1,195,179,047

Net Assets:
Class A	$407,531,302	$746,448,767	$(109,241)		$1,153,870,828
Class B	$13,937,335	$27,374,620	$(3,736)		$41,308,219

Shares outstanding:
Class A	18,407,811	48,985,137	8,328,954	(2)	75,721,902
Class B	677,255	1,910,362	295,113	(3)	2,882,730

Net asset value and redemption price per share - Class A	$22.14	$15.24			$15.24

Maximum offering price per share - Class A	$23.49	$16.17			$16.17

Net asset value and offering price per share - Class B	$20.58	$14.33			$14.33

*	On purchases of $100,000 or more, the sales charge is reduced.

(1)	Pro Forma adjustments are due to the estimated costs of the Reorganization which will be borne by the Blue Chip Fund.

(2)	The amount of additional shares assumed to be issued was calculated based on the Class A net assets of the Blue Chip Fund, adjusted for the Class A Pro Forma adjustments, and the Class A net asset value per share of the Growth & Income Fund.

(3)	The amount of additional shares assumed to be issued was calculated based on the Class B net assets of the Blue Chip Fund, adjusted for the Class B Pro Forma adjustments, and the Class B net asset value per share of the Growth & Income Fund.

See notes to pro forma financial statements

Pro Forma Statements of Operations (unaudited)
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2011

					PRO	PRO
	BLUE		GROWTH		FORMA	FORMA
	CHIP		& INCOME		ADJUSTMENTS	COMBINED
Investment Income

Dividends	$4,688,829	(a)	$11,115,554	(b)		$15,804,383
Dividends from affiliate	2,513		5,730			8,243

Total income	4,691,342		11,121,284		-	15,812,626

Expenses:
Advisory fees	1,503,276		2,599,723		$(159,003)	3,943,996
Distribution plan expenses-Class A	586,238		1,038,234			1,624,472
Distribution plan expenses-Class B	71,428		134,289			205,717
Shareholder servicing costs	644,113		981,159		(86,253)	1,539,019
Professional fees	28,101		42,371		(20,150)	50,322
Custodian fees	7,612		9,926			17,538
Registration fees	20,250		21,500		(20,250)	21,500
Reports to shareholders	20,000		26,500			46,500
Trustees' fees	10,137		17,812			27,949
Other expenses	32,371		54,166		(707)	85,830

Total expenses	2,923,526		4,925,680		(286,363)	7,562,843
Less expenses paid indirectly	(2,453)		(4,409)		-	(6,862)

Net expenses	2,921,073		4,921,271		(286,363)	7,555,981

Net investment income	1,770,269		6,200,013		286,363	8,256,645

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments	6,023,455		9,115,126			15,138,581
Net unrealized appreciation of investments	44,725,711		109,237,736			153,963,447

Net gain on investments	50,749,166		118,352,862		-	169,102,028

Net Increase in Net Assets Resulting from Operations	$52,519,435		$124,552,875		$286,363	$177,358,673

(a) Net of $27,955 foreign taxes withheld
(b) Net of $8,485 foreign taxes withheld

See notes to pro forma financial statements

Statements of Operations (unaudited)
FIRST INVESTORS EQUITY FUNDS
Year Ended September 30, 2010

					PRO	PRO
	BLUE		GROWTH		FORMA	FORMA
	CHIP		& INCOME		ADJUSTMENTS	COMBINED
Investment Income

Dividends	$8,942,698	(a)	$13,276,646	(b)		$22,219,344
Dividends from affiliate	8,362		19,762			28,124

Total income	8,951,060		13,296,408			22,247,468

Expenses:
Advisory fees	2,857,353		4,661,337		$(278,778)	7,239,912
Distribution plan expenses-Class A	1,103,789		1,836,162			2,939,951
Distribution plan expenses-Class B	164,250		287,195			451,445
Shareholder servicing costs	1,373,706		2,003,222		(172,980)	3,203,948
Professional fees	61,612		91,992		(39,200)	114,404
Custodian fees	16,557		34,502			51,059
Registration fees	40,200		42,597		(40,200)	42,597
Reports to shareholders	31,056		38,849			69,905
Trustees' fees	19,449		32,327			51,776
Other expenses	72,722		111,987		(3,984)	180,725

Total expenses	5,740,694		9,140,170		(535,142)	14,345,722
Less expenses paid indirectly	(2,645)		(4,412)		-	(7,057)

Net expenses	5,738,049		9,135,758		(535,142)	14,338,665

Net investment income	3,213,011		4,160,650		535,142	7,908,803

Realized and Unrealized Gain (Loss) on Investments :

Net realized gain on investments	5,636,663		3,057,400			8,694,063
Net unrealized appreciation of investments	14,721,082		46,947,411			61,668,493

Net gain on investments	20,357,745		50,004,811		-	70,362,556

Net Increase in Net Assets Resulting from Operations	$23,570,756		$54,165,461		$535,142	$78,271,359

(a) Net of $39,544 foreign taxes withheld
(b) Net of $85,363 foreign taxes withheld

See notes to pro forma financial statements

PART C. OTHER INFORMATION

Item 15. Indemnification

     Article IX of the Trust Instrument of the Registrant provides as follows:

     Section 1. LIMITATION OF LIABILITY. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers or employees, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser, principal underwriter or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Section 2. INDEMNIFICATION.

     (a) Subject to the exceptions and limitations contained in subsection (b) below:

     (i) every person who is, or has been, a Trustee or an officer or employee of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof.

     (ii) as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

     (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

1

     (ii) in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

     (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

     (e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

     Section 3. INDEMNIFICATION OF SHAREHOLDERS. If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.

2

     Article IX, Section 3 of the By-laws of the Registrant provides as follows:

     Section 3. Advance Payment of Indemnifiable Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

     Number 7 of the Registrant's Investment Advisory Agreement provides as follows:

     7. Limitation of Liability of the Manager. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by each Trust or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of each Trust shall be deemed, when rendering services to each Trust or acting in any business of each Trust, to be rendering such services to or acting solely for each Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

     Number 5 of the Registrant’s Subadvisory Agreements provide as follows:

     5. Liability of the Subadviser. The Subadviser agrees to perform faithfully the services required to be rendered to each Trust and each Series under this Agreement, but nothing herein contained shall make the Subadviser or any of its officers, partners or employees liable for any loss sustained by a Trust or its officers, Trustees or shareholders or any other person on account of the services which the Subadviser may render or fail to render under this Agreement; provided, however, that nothing herein shall protect the Subadviser against liability to a Trust, or to any of the Series' shareholders, to which the Subadviser would otherwise be subject, by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement. Nothing in this Agreement shall protect the Subadviser from any liabilities that it may have under the 1933 Act or the 1940 Act.

     Number 12 of the Registrant's Underwriting Agreement provides as follows:

     12. Limitation of Liability. The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the Shares through dealers and in performing its duties in redeeming and repurchasing the Shares, but nothing contained in this Agreement shall make the Underwriter or any of its officers, directors or shareholders liable for any loss sustained by the Fund or any of its officers, trustees or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement, provided that nothing contained herein shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which it may have under the Securities Act of 1933, as amended (“1993 Act”), or the 1940 Act.

3

     The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee’s, officer's, employee’s or agent’s office.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)	(a)	Certificate of Trust4

	(b)	Trust Instrument4

(2)		By-laws4

(3)		Voting trust agreement affecting more than 5% of any class of equity securities of the Registrant – none

(4)		Plan of Reorganization and Termination (filed herewith as Appendix A to the Combined Information Statement and Prospectus)

(5)		Shareholders rights are contained in Articles IV, V, VI, IX and X of the Registrant’s Trust Instrument and Articles V, VI, VII and VIII of the Registrant’s By-laws

(6)	(a)	Investment Advisory Agreement between Registrant and First Investors Management Company, Inc. (“FIMCO”)8

4

	(b)	Subadvisory Agreement among FIMCO, Registrant and Wellington Management Company LLP8

	(c)	Subadvisory Agreement among FIMCO, Registrant and Paradigm Capital Management, Inc.8

	(d)	Subadvisory Agreement among FIMCO, Registrant and Vontobel Asset Management, Inc.8

	(e)	Subadvisory Agreement among FIMCO, Registrant and Smith Asset Management Group, L.P.8

(7)		Underwriting Agreement between Registrant and First Investors Corporation 8

(8)		Bonus, profit sharing or pension plans – none

(9)	(a)	Custodian Agreement between Global Fund and Brown Brothers Harriman & Co. (“BBH”)1

	(b)	Amendment to Custodian Agreement between Global Fund and BBH and 17f-5 Delegation Schedule3

	(c)	Addendum to Custodian Agreement and 17f-5 Delegation Schedule with BBH 4

	(d)	Appendix to Custodian Agreement with BBH with respect to International Fund5

	(e)	Assumption of Custodial Terms adding remaining Equity Funds to Custodian Agreement with BBH and Global Custody Fee Proposal7

(10)	(a)	Multiple Class Plan pursuant to Rule 18f-34

	(b)	Amended Schedule A to Multiple Class Plan pursuant to Rule 18f-35

	(c)	Class A Distribution Plan4

	(d)	Amended Schedule A to Class A Distribution Plan5

	(e)	Class B Distribution Plan4

	(f)	Amended Schedule A to Class B Distribution Plan5

(11)		Opinion of Counsel as to the Legality of Shares Being Registered – filed herewith

(12)		Opinion of Counsel on tax matters – to be filed by future amendment

(13)		Transfer Agent Agreement between Registrant and Administrative Data Management Corp. with Amended Schedule A5

(14)		Consent of Independent Registered Public Accounting Firm – filed herewith

(15)		Financial statements omitted pursuant to Item 14(a)(1) – none

5

(16)		Powers of Attorney– filed herewith

(17)		Other Exhibits

	(a)	Part I and Part II of the Statement of Additional Information dated January 31, 2011 – filed herewith

	(b)	Annual Report to Shareholders for the period ended September 30, 2010 – filed herewith

	(c)	Semi-Annual Report to Shareholders for the period ended March 31, 2011 – filed herewith
____________________

1	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 21 to First Investors Global Fund Inc.’s Registration Statement (File No. 002-71911) filed on April 24, 1996.

2	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 31 to Registrant’s Registration Statement (File No. 033-46924) filed on October 11, 2000.

3	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 30 to First Investors Global Fund Inc.’s Registration Statement (File No. 002-71911) filed on January 28, 2002.

4	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 42 to Registrant’s Registration Statement (File No. 033-46924) filed on January 27, 2006.

5	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 45 to Registrant’s Registration Statement (File No. 033-46924) filed on June 8, 2006.

6	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 47 to Registrant’s Registration Statement (File No. 033-46924) filed on November 15, 2007.

7	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 51 to Registrant’s Registration Statement (File No. 033-46924) filed on November 19, 2009.

8	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 53 to Registrant’s Registration Statement (File No. 033-46924) filed on January 28, 2011.

Item 17. Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”) [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus in a post-effective amendment to this registration statement.

6

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed below on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 26th day of September, 2011.

FIRST INVESTORS EQUITY FUNDS

By:	/s/ Christopher H. Pinkerton
Christopher H. Pinkerton
President and Trustee

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

/s/	Christopher H. Pinkerton	President and Trustee	September 26, 2011
Christopher H. Pinkerton

/s/	Joseph I. Benedek	Treasurer	September 26, 2011
Joseph I. Benedek

/s/	Charles R. Barton, III	Trustee	September 26, 2011
Charles R. Barton, III*

/s/	Stefan L. Geiringer	Trustee	September 26, 2011
Stefan L. Geiringer*

/s/	Robert M. Grohol	Chairman of the Board	September 26, 2011
Robert M. Grohol*		And Trustee

/s/	Arthur M. Scutro, Jr.	Trustee	September 26, 2011
Arthur M. Scutro, Jr.*

/s/	Mark R. Ward	Trustee	September 26, 2011
Mark R. Ward*

*	By:	/s/ Mary Carty
Mary Carty
(Attorney-in-Fact)

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-99.11	Opinion of Counsel as to the Legality of Shares Being Registered

EX-99.14	Consent of Independent Registered Public Accounting Firm

EX-99.16	Powers of Attorney

EX-99.17(a)	Part I and Part II of the Statement of Additional Information dated January 31, 2011

EX-99.17(b)	Annual Report to Shareholders for the period ended September 30, 2010

EX-99.17(c)	Semi-Annual Report to Shareholders for the period ended March 31, 2011